Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 51.0%
Aaset 2019-2 Trust, 6.4130%, 10/16/39ž	$4,723,808	$4,582,345
Accelerated Assets 2024-1A D, 7.8500%, 8/22/44ž	7,377,212	7,419,122
Achieve Mortgage 2024-HE1 B, 7.2600%, 5/25/39ž	4,900,627	5,064,581
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30ž	1,482,498	1,500,818
Affirm Asset Securitization Trust 2024-A 1E, 9.1700%, 2/15/29ž	4,000,000	4,053,052
Affirm Master Trust 2025-3A D, 5.0900%, 10/16/34ž	2,726,000	2,715,235
Affirm Master Trust 2025-3A E, 6.8000%, 10/16/34ž	8,000,000	7,971,329
ALA Trust 2025-OANA D, CME Term SOFR 1 Month + 3.0907%, 7.2417%, 6/15/40ž,‡	2,670,000	2,686,907
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32ž	1,488,894	1,519,474
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32ž	2,652,938	2,705,638
Ally Bank Auto Credit-Linked Notes 2024-B E, 6.6780%, 9/15/32ž	1,316,167	1,325,267
Ally Bank Auto Credit-Linked Notes 2024-B G, 11.3950%, 9/15/32ž	4,771,104	4,814,796
Ally Bank Auto Credit-Linked Notes 2025-A E, 6.0660%, 6/15/33ž	8,387,525	8,421,199
Ally Bank Auto Credit-Linked Notes 2025-A F, 6.9420%, 6/15/33ž	2,788,097	2,805,252
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5987%, 10/24/36ž,‡	47,575,000	47,649,969
ARES CLO Ltd 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%, 5.5687%, 1/25/38ž,‡	20,000,000	20,050,290
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32ž	2,550,000	2,600,422
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27ž	6,000,000	5,915,008
AXIS Equipment Finance Receivables 2024-1A E, 9.6600%, 4/20/32ž	2,875,000	2,952,759
AXIS Equipment Finance Receivables LLC 2024-2A E, 8.8800%, 10/20/32ž	1,400,000	1,433,990
AXIS Equipment Finance Receivables LLC 2025-1A E, 8.3500%, 1/20/34ž	1,500,000	1,517,743
Babson CLO Ltd 2023-3A D2R, CME Term SOFR 3 Month + 3.9000%, 8.0725%, 10/15/38ž,‡	5,000,000	5,106,000
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5455%, 1/22/35ž,‡	25,000,000	25,066,642
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.5135%, 10/25/38ž,‡	62,250,000	62,454,205
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	10,755,758	9,096,234
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4898%, 1/27/50ž,‡	3,776,872	3,380,072
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.1153%, 11/27/48ž,‡	1,000,000	976,697
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.0466%, 11/27/48ž,‡	1,779,000	1,732,090
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 E736, 0.9471%, 9/27/52ž,‡	24,861,668	21,919,476
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK73, 0.0099%, 2/27/51ž,‡	18,449,665	13,747,244
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK86, 0%, 11/27/51ž,◊	19,564,243	14,728,130
Bayview Opportunity Master Fund VII 2024-CAR1 E, US 30 Day Average SOFR + 3.6000%, 7.9560%, 12/26/31ž,‡	811,076	822,881
Bayview Opportunity Master Fund VII 2024-EDU1 C, US 30 Day Average SOFR + 1.8000%, 6.1560%, 6/25/47ž,‡	2,474,799	2,464,984
Bayview Opportunity Master Fund VII 2024-EDU1 D, US 30 Day Average SOFR + 2.7500%, 7.1060%, 6/25/47ž,‡	989,920	1,013,653
Bayview Opportunity Master Fund VII 2025-EDU1 C, US 30 Day Average SOFR + 1.8000%, 6.1333%, 7/27/48ž,‡	5,825,000	5,825,000
Benefit Street Partners CLO Ltd 2022-28A AR, CME Term SOFR 3 Month + 1.3500%, 5.6755%, 10/20/37ž,‡	40,000,000	40,126,128
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	29,665,000	29,753,995
BFLD Trust 2025-5MW D, 6.3710%, 10/10/42ž,‡	5,000,000	4,980,716
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30ž	2,800,000	2,857,505
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30ž	2,800,000	2,721,326
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30ž	1,743,000	1,743,998
BPR Trust 2024-PMDW E, 5.8500%, 11/5/41ž,‡	17,000,000	16,124,310
Brean Asset Backed Securities Trust 2024-RM8 A2, 4.5000%, 5/25/64ž	12,014,881	11,543,036
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37ž	1,620,870	1,613,273
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39ž	1,098,256	1,128,831
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39ž	4,673,830	4,801,050

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Business Jet Securities LLC 2024-2A B, 5.7540%, 9/15/39ž	$2,917,467	$2,905,962
Business Jet Securities LLC 2024-2A C, 7.9740%, 9/15/39ž	2,445,209	2,457,837
BX Commercial Mortgage Trust 2021-ARIA E, CME Term SOFR 1 Month + 2.3590%, 6.5090%, 10/15/36ž,‡	13,000,000	12,985,801
BX Commercial Mortgage Trust 2021-ARIA F, CME Term SOFR 1 Month + 2.7080%, 6.8580%, 10/15/36ž,‡	13,000,000	12,994,455
BX Commercial Mortgage Trust 2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 7.6140%, 10/15/26ž,‡	13,952,992	13,887,295
BX Commercial Mortgage Trust 2021-SOAR G, CME Term SOFR 1 Month + 2.9145%, 7.0655%, 6/15/38ž,‡	6,224,838	6,221,536
BX Commercial Mortgage Trust 2021-SOAR J, CME Term SOFR 1 Month + 3.8645%, 8.0155%, 6/15/38ž,‡	8,152,785	8,054,349
BX Commercial Mortgage Trust 2021-VOLT E, CME Term SOFR 1 Month + 2.1145%, 6.2646%, 9/15/36ž,‡	3,633,105	3,625,310
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 6.6646%, 9/15/36ž,‡	8,176,909	8,159,494
BX Commercial Mortgage Trust 2021-VOLT G, CME Term SOFR 1 Month + 2.9645%, 7.1146%, 9/15/36ž,‡	5,812,969	5,725,442
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 4.8994%, 4/15/39ž,‡	6,929,860	6,916,167
BX Commercial Mortgage Trust 2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 6.9415%, 10/15/41ž,‡	16,987,080	17,007,149
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.8414%, 8/15/39ž,‡	9,361,952	9,384,663
BX Commercial Mortgage Trust 2024-BIO2 D, 7.9698%, 8/13/41ž,‡	7,480,000	7,419,692
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.0266%, 10/15/41ž,‡	25,000,000	25,156,947
BX Commercial Mortgage Trust 2024-BRBK D, CME Term SOFR 1 Month + 5.9705%, 10.1175%, 10/15/41ž,‡	5,000,000	5,006,529
BX Commercial Mortgage Trust 2024-GPA3 C, CME Term SOFR 1 Month + 1.8920%, 6.0421%, 12/15/39ž,‡	7,652,888	7,672,907
BX Commercial Mortgage Trust 2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 7.0396%, 6/17/41ž,‡	10,345,000	10,354,209
BX Commercial Mortgage Trust 2024-VLT4 F, CME Term SOFR 1 Month + 3.9379%, 8.0880%, 6/17/41ž,‡	8,250,000	8,108,666
BX Commercial Mortgage Trust 2024-WPT B, CME Term SOFR 1 Month + 1.8908%, 6.0410%, 3/15/34ž,‡	7,663,000	7,692,217
BX Commercial Mortgage Trust 2025-ROIC E, CME Term SOFR 1 Month + 2.9413%, 7.0915%, 3/15/30ž,‡	22,827,967	22,768,036
BX Commercial Mortgage Trust 2025-VLT7 E, CME Term SOFR 1 Month + 3.7500%, 7.9002%, 7/15/44ž,‡	16,641,000	16,669,080
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.9145%, 8/15/36ž,‡	8,670,000	8,415,461
BXHPP Trust 2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 5.1645%, 8/15/36ž,‡	14,243,000	13,321,123
BXP Trust 2017-GM D, 3.5390%, 6/13/39ž,‡	6,870,000	6,615,554
CALI Mortgage Trust 2019-101C B, 4.1580%, 3/10/39ž	8,311,000	7,690,561
Carlyle Global Markets Strategies 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%, 5.8155%, 7/20/37ž,‡	32,500,000	32,673,368
Carlyle Global Markets Strategies 2021-11A A2R, CME Term SOFR 3 Month + 1.6100%, 5.9285%, 7/27/37ž,‡	13,500,000	13,536,743
Carlyle Global Markets Strategies 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 8.4185%, 10/27/36ž,‡	5,250,000	5,285,935
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28ž	7,787,396	7,614,501
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43ž	3,837,432	2,383,813
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.7455%, 7/20/37ž,‡	29,000,000	29,088,940
Cedar Funding Ltd 2021-14A AR, CME Term SOFR 3 Month + 1.3800%, 5.6976%, 10/15/37ž,‡	37,860,000	37,994,782
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	23,081,995	22,288,099
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	21,601,682	20,289,762
Chase Auto Credit Linked Notes 2021-2 G, 8.4820%, 12/26/28ž	568,193	568,762
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 2/25/50ž,‡	1,236,958	1,221,005
Chase Mortgage Finance Corp 2021-CL1 M4, US 30 Day Average SOFR + 2.6500%, 7.0060%, 2/25/50ž,‡	2,002,387	1,992,586
Chase Mortgage Finance Corp 2021-CL1 M5, US 30 Day Average SOFR + 3.2500%, 7.6060%, 2/25/50ž,‡	801,054	801,048
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	49,782,000	49,961,962

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Citigroup Commercial Mortgage Trust 2018-C5, 0.8174%, 6/10/51‡,¤	$31,628,416		$479,805
Citigroup Commercial Mortgage Trust 2021-PRM2 E, CME Term SOFR 1 Month + 2.5145%, 6.6655%, 10/15/38ž,‡	2,000,000		1,984,476
Citigroup Commercial Mortgage Trust 2021-PRM2 F, CME Term SOFR 1 Month + 3.8645%, 8.0155%, 10/15/38ž,‡	6,000,000		5,992,509
Citigroup Commercial Mortgage Trust 2021-PRM2 G, CME Term SOFR 1 Month + 4.6145%, 8.7655%, 10/15/38ž,‡	12,600,000		12,616,217
Citigroup Commercial Mortgage Trust 2021-PRM2 J, CME Term SOFR 1 Month + 5.5145%, 9.6655%, 10/15/36ž,‡	6,000,000		5,969,678
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47ž	15,583,737		14,557,367
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52ž	5,000,000	CAD	3,539,562
COMM Mortgage Trust 2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 7.0392%, 6/17/41ž,‡	3,750,000		3,732,159
COMM Mortgage Trust 2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 7.4392%, 6/17/41ž,‡	11,250,000		11,181,698
Compass Datacenters Issuer II LLC 2024-2A B2, 5.9990%, 8/25/49ž	5,000,000		5,017,581
Connecticut Avenue Securities Trust 2019-R04 2B1, US 30 Day Average SOFR + 5.3645%, 9.7205%, 6/27/39ž,‡	3,821,401		3,935,875
Connecticut Avenue Securities Trust 2019-R05, US 30 Day Average SOFR + 4.2145%, 8.5705%, 7/25/39ž,‡	5,786,816		5,898,475
Connecticut Avenue Securities Trust 2021-R01 1B1, US 30 Day Average SOFR + 3.1000%, 7.4560%, 10/25/41ž,‡	27,737,621		28,203,353
Connecticut Avenue Securities Trust 2021-R02 2B1, US 30 Day Average SOFR + 3.3000%, 7.6560%, 11/25/41ž,‡	8,750,000		8,919,040
Connecticut Avenue Securities Trust 2021-R03 1B1, US 30 Day Average SOFR + 2.7500%, 7.1060%, 12/25/41ž,‡	3,442,000		3,495,133
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.5060%, 12/25/41ž,‡	13,477,000		13,794,955
Connecticut Avenue Securities Trust 2022-R01 1B2, US 30 Day Average SOFR + 6.0000%, 10.3560%, 12/25/41ž,‡	8,464,000		8,842,729
Connecticut Avenue Securities Trust 2022-R02 2B1, US 30 Day Average SOFR + 4.5000%, 8.8560%, 1/27/42ž,‡	18,903,000		19,595,337
Connecticut Avenue Securities Trust 2023-R06 1B2, US 30 Day Average SOFR + 5.9000%, 10.2560%, 7/27/43ž,‡	14,170,667		15,303,885
Connecticut Avenue Securities Trust 2024-R01 1B1, US 30 Day Average SOFR + 2.7000%, 7.0560%, 1/25/44ž,‡	14,329,655		14,660,254
Connecticut Avenue Securities Trust 2024-R03 2B1, US 30 Day Average SOFR + 2.8000%, 7.1560%, 3/25/44ž,‡	8,290,000		8,561,885
Connecticut Avenue Securities Trust 2024-R04 1B1, US 30 Day Average SOFR + 2.2000%, 6.5560%, 5/25/44ž,‡	4,590,000		4,636,343
Connecticut Avenue Securities Trust 2024-R06 1M2, US 30 Day Average SOFR + 1.6000%, 5.9560%, 9/26/44ž,‡	4,335,227		4,342,039
Connecticut Avenue Securities Trust 2025-R01 1M2, US 30 Day Average SOFR + 1.5000%, 5.8560%, 1/25/45ž,‡	7,908,000		7,901,581
CPC Asset Securitization LLC 2024-1A D, 13.4500%, 8/15/30ž	8,437,000		8,507,027
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B, 7.7700%, 3/15/32ž	6,524,000		6,671,479
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C, 7.5600%, 3/15/32ž	5,750,000		5,716,929
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	11,135,000		8,541,843
Credit Suisse Commercial Mortgage Trust 2021-BHAR E, CME Term SOFR 1 Month + 3.6145%, 7.7655%, 11/15/38ž,‡	2,989,500		2,925,815
Crockett Partners Equipment Co II LLC 2024-1C B, 6.7800%, 1/20/31ž	2,206,061		2,263,663
Crockett Partners Equipment Co II LLC 2024-1C C, 10.1600%, 1/20/31ž	945,455		980,206
CSAIL Commercial Mortgage Trust 2021-C20 XA, 1.1123%, 3/15/54‡,¤	58,013,092		2,319,124
DC Commercial Mortgage Trust 2023-DC D, 7.3785%, 9/12/40ž,‡	10,000,000		10,267,111
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49ž	4,000,000		3,866,988
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49ž	3,420,000		3,287,558
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51ž	5,000,000		4,667,910
Drive Auto Receivables Trust 2025-1 D, 5.4100%, 9/15/32	2,673,000		2,707,775
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.4145%, 10/15/43ž,‡	2,650,000		2,577,797
DROP Mortgage Trust 2021-FILE D, CME Term SOFR 1 Month + 2.8645%, 7.0145%, 10/15/43ž,‡	15,000,000		13,302,355
Dryden Senior Loan Fund 2016-42A A2RR, CME Term SOFR 3 Month + 1.6500%, 5.9676%, 7/15/37ž,‡	12,250,000		12,286,395
Dryden Senior Loan Fund 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6890%, 7/20/37ž,‡	26,050,000		26,133,024
ECAF I Ltd, 5.8020%, 6/15/40ž	3,163,638		1,455,273
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	486,393		487,733
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30ž	3,000,000		3,337,182
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31ž	10,250,000		10,696,955

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Exeter Automobile Receivables Trust 2024-3A E, 7.8400%, 10/15/31ž	$6,670,000	$6,963,634
Exeter Select Automobile Receivables Trust 2025-2 D, 5.3400%, 1/15/32	5,970,000	6,006,795
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 7.1145%, 7/15/38ž,‡	12,556,380	12,549,806
Extended Stay America Trust 2021-ESH F, CME Term SOFR 1 Month + 3.8145%, 7.9645%, 7/15/38ž,‡	10,001,253	9,999,140
Extended Stay America Trust 2025-ESH D, CME Term SOFR 1 Month + 2.6000%, 6.7500%, 10/15/42ž,‡	6,021,000	6,016,116
Extended Stay America Trust 2025-ESH E, CME Term SOFR 1 Month + 3.3500%, 7.5000%, 10/15/42ž,‡	9,353,000	9,370,816
Extended Stay America Trust 2025-ESH F, CME Term SOFR 1 Month + 4.1000%, 8.2500%, 10/15/42ž,‡	2,500,000	2,505,672
ExteNet Systems 2024-1A C, 9.0500%, 7/25/54ž	5,250,000	5,408,877
Fannie Mae REMICS 2010-109 BS, US 30 Day Average SOFR + 53.7407%, 5.8312%, 10/25/40‡	588,203	839,491
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	11,456	10,399
Fannie Mae REMICS 2018-56 SB, US 30 Day Average SOFR + 5.9355%, 1.5795%, 8/25/48‡,¤	5,458,788	630,750
Fannie Mae REMICS 2020-100 BI, 2.0000%, 1/25/51¤	12,210,025	1,515,527
Fannie Mae REMICS 2025-12 FC, US 30 Day Average SOFR + 1.1000%, 5.4560%, 3/25/55‡	32,435,036	32,471,154
First Help Financial LLC 2025-1A C, 5.6900%, 8/15/31ž	6,100,000	6,181,653
First Help Financial LLC 2025-1A D, 5.9500%, 6/15/32ž	4,340,000	4,394,252
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30ž	5,000,000	4,667,842
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30ž	8,000,000	7,914,879
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30ž	4,725,000	4,678,060
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51ž,‡	13,388,103	11,512,271
FORA Financial Asset Securitization 2024-1A A, 6.3300%, 8/15/29ž	4,962,000	5,003,710
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49ž	2,712,565	2,888,304
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	4,905,980	4,875,797
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2, US 30 Day Average SOFR + 6.0000%, 10.3560%, 8/25/33ž,‡	12,308,000	15,043,577
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2, US 30 Day Average SOFR + 6.2500%, 10.6060%, 10/25/33ž,‡	20,836,000	25,689,399
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B1, US 30 Day Average SOFR + 3.4000%, 7.7560%, 10/25/41ž,‡	14,440,000	14,729,971
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, US 30 Day Average SOFR + 3.6500%, 8.0060%, 11/25/41ž,‡	38,921,208	39,866,540
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B2, US 30 Day Average SOFR + 7.8000%, 12.1560%, 11/25/41ž,‡	15,600,000	16,538,306
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B1, US 30 Day Average SOFR + 3.3500%, 7.7060%, 9/25/41ž,‡	4,734,000	4,815,040
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B2, US 30 Day Average SOFR + 6.2500%, 10.6060%, 9/25/41ž,‡	50,800,000	52,537,678
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4560%, 9/25/41ž,‡	29,152,135	29,318,773
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B1, US 30 Day Average SOFR + 3.7500%, 8.1060%, 12/25/41ž,‡	27,058,500	27,741,012
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B2, US 30 Day Average SOFR + 7.0000%, 11.3560%, 12/25/41ž,‡	19,283,000	20,291,617
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA1 B2, US 30 Day Average SOFR + 7.1000%, 11.4560%, 1/27/42ž,‡	18,943,000	20,029,563
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 B2, US 30 Day Average SOFR + 8.5000%, 12.8560%, 2/25/42ž,‡	17,740,000	19,204,451
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2, US 30 Day Average SOFR + 3.3500%, 7.7060%, 11/25/43ž,‡	7,490,866	7,900,354
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.8060%, 10/25/44ž,‡	10,310,573	10,318,657
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 6.1560%, 8/25/44ž,‡	8,748,096	8,788,592
FREMF Mortgage Trust 2018-KF45, US 30 Day Average SOFR + 2.0645%, 6.4152%, 3/25/25ž,‡,€	297,760	303,447
FREMF Mortgage Trust 2018-KSW4 C, US 30 Day Average SOFR + 5.1145%, 9.4692%, 10/25/28‡	18,042,207	17,448,920
FREMF Mortgage Trust 2019-KF70 C, US 30 Day Average SOFR + 6.1145%, 10.4692%, 9/25/29ž,‡	13,914,000	13,738,127
FREMF Mortgage Trust 2019-KF72, US 30 Day Average SOFR + 2.2145%, 6.5692%, 11/25/26ž,‡	2,679,587	2,662,098
FREMF Mortgage Trust 2020-KF78 C, US 30 Day Average SOFR + 7.9845%, 12.3392%, 3/25/30ž,‡	20,863,274	20,674,670

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
FREMF Mortgage Trust 2020-KJ32 BFX, 7.0000%, 11/25/33ž,‡	$12,054,895	$10,821,070
FREMF Mortgage Trust 2021-KF98 CS, US 30 Day Average SOFR + 8.5000%, 12.8547%, 12/25/30ž,‡	3,330,209	3,406,024
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	19,094,019	17,817,416
FS Commercial Mortgage Trust 2023-4SZN D, 9.3828%, 11/10/39ž,‡	5,193,000	5,335,881
Galaxy Senior Partner Trust 2025-1 A1X, CME Term SOFR 1 Month + 2.3760%, 8.2498%, 7/31/26‡,¢	15,705,858	15,789,823
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51ž,◊	18,068,494	14,345,425
GCAT 2022-INV1 A26, 3.0000%, 12/25/51ž,‡	14,412,053	12,398,326
Government National Mortgage Association, CME Term SOFR 1 Month + 5.4355%, 1.3001%, 1/20/44‡,¤	273,021	24,229
Government National Mortgage Association, CME Term SOFR 1 Month + 6.0355%, 1.8886%, 10/16/55‡,¤	434,147	34,478
Gracie Point International Funding 2023-2A B, US 90 Day Average SOFR + 4.0000%, 8.3556%, 3/1/27ž,‡	7,438,000	7,491,217
Gracie Point International Funding 2023-2A C, US 90 Day Average SOFR + 5.4000%, 9.7556%, 3/1/27ž,‡	5,000,000	5,019,394
Gracie Point International Funding 2024-1A C, US 90 Day Average SOFR + 3.5000%, 7.8555%, 3/1/28ž,‡	4,400,000	4,405,132
Gracie Point International Funding 2024-1A D, US 90 Day Average SOFR + 7.1500%, 11.5055%, 3/1/28ž,‡	2,700,000	2,710,112
Great Wolf Trust 2024-WOLF D, CME Term SOFR 1 Month + 2.8900%, 7.0402%, 3/15/39ž,‡	6,684,000	6,715,833
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.7858%, 11/25/41ž,‡	22,910,000	22,970,986
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34ž	767,640	768,182
Hilton Grand Vacations Trust 2025-1A C, 5.5200%, 5/27/42ž	2,985,550	3,019,842
Hilton Grand Vacations Trust 2025-2A C, 5.1200%, 5/25/44ž	6,824,447	6,848,087
Homeward Opportunities Fund I Trust 2024-RTL1 A2, 8.5700%, 7/25/29ž,Ç	4,359,000	4,372,233
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51ž	3,000,000	2,941,757
Hudson Bay Simon JV Trust 2015-HB7 C7, 5.2379%, 8/5/34ž,‡	14,134,000	13,964,565
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	3,500,000	3,392,498
Hudson's Bay Simon JV Trust 2015-HB10 B10, 4.9056%, 8/5/34ž	2,610,923	2,533,215
Hudson's Bay Simon JV Trust 2015-HB10 C10, 5.6286%, 8/5/34ž,‡	3,864,419	3,615,960
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	675,305	672,098
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	3,000,000	2,979,897
Invesco CLO Ltd 2021-2A D, CME Term SOFR 3 Month + 3.1616%, 7.4792%, 7/17/34ž,‡	5,000,000	5,022,534
Jersey Mikes Funding LLC 2025-1A A2, 5.6100%, 8/16/55ž	14,945,000	15,224,260
KKR Financial CLO Ltd 35A AR, CME Term SOFR 3 Month + 1.2000%, 5.5255%, 1/20/38ž,‡	20,000,000	20,023,812
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29ž	9,826,000	10,272,788
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29ž	2,500,000	2,545,577
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30ž	4,981,000	5,084,565
Lendbuzz Securitization Trust 2024-2A C, 7.4500%, 5/15/31ž	2,000,000	2,059,891
Lendbuzz Securitization Trust 2025-2A C, 5.2800%, 4/15/31ž	3,329,000	3,332,916
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	6,076,000	6,109,629
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	5,303,729	5,350,628
LHOME Mortgage Trust 2024-RTL2 A2, 8.8970%, 3/25/29ž,Ç	2,075,000	2,105,707
LHOME Mortgage Trust 2024-RTL3 A2, 8.3730%, 5/25/29ž,Ç	3,600,000	3,664,908
LHOME Mortgage Trust 2024-RTL5 A2, 5.7510%, 9/25/39ž,Ç	9,488,000	9,536,929
Life Financial Services Trust 2021-BMR E, CME Term SOFR 1 Month + 1.8645%, 6.0145%, 3/15/38ž,‡	12,600,000	12,488,913
Life Financial Services Trust 2022-BMR2 D, CME Term SOFR 1 Month + 2.5419%, 6.6921%, 5/16/39ž,‡	10,000,000	8,805,043
LoanMe Trust SBL 2019-1, 13.0000%, 8/15/30ž,Ç	4,197,919	1,301,355
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30ž	2,055,751	2,064,900
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30ž	5,100,000	5,122,658
Madison Park Funding Ltd 2018-32A A1R2, CME Term SOFR 3 Month + 1.3600%, 5.6920%, 7/22/37ž,‡	20,000,000	20,062,112
Madison Park Funding Ltd 2024-66A A2, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 10/21/37ž,‡	27,000,000	27,069,603
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	57,500,000	57,646,757
Magnetite CLO Ltd 2024-44A A1, CME Term SOFR 3 Month + 1.3500%, 5.6676%, 10/15/37ž,‡	35,700,000	35,807,100
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33ž	14,300,000	14,612,159
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33ž	9,300,000	9,503,525
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33ž	9,571,000	9,870,887
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33ž	2,500,000	2,588,078

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Marlette Funding Trust 2025-1A D, 6.0200%, 7/16/35ž	$13,864,000	$13,921,228
Mello Warehouse Securitization Trust 2024-1 F, CME Term SOFR 1 Month + 5.2500%, 9.4079%, 10/25/57ž,‡	11,458,000	11,414,402
Mercury Financial Credit Card Master Trust 2024-1A C, 11.4900%, 2/20/29ž	12,000,000	12,170,748
Merit 2022-MHIL G, CME Term SOFR 1 Month + 3.9575%, 8.1077%, 1/15/27ž,‡	4,104,000	4,083,767
MHC Commercial Mortgage Trust 2021-MHC F, CME Term SOFR 1 Month + 2.7154%, 6.8654%, 4/15/38ž,‡	4,880,000	4,882,647
MHC Commercial Mortgage Trust 2021-MHC G, CME Term SOFR 1 Month + 3.3154%, 7.4654%, 4/15/38ž,‡	8,496,000	8,500,668
MKT Mortgage Trust 2020-525M F, 3.0386%, 2/12/40ž,‡	11,900,000	8,451,380
MTN Commercial Mortgage Trust 2022-LPFL F, CME Term SOFR 1 Month + 5.2852%, 9.4452%, 3/15/39ž,‡	19,300,000	19,322,356
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41ž	726,125	701,571
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	14,567,163	14,722,772
NRZ Excess Spread Collateralized Notes 2025-FHT1 A, 6.5450%, 3/25/32ž,Ç	43,069,589	43,590,787
NW Re-Remic Trust 2021-FRR1 BK88, 2.6133%, 12/18/51ž,‡	20,000,000	17,084,438
Oak Hill Credit Partners 2021-8A A2R, CME Term SOFR 3 Month + 1.4800%, 5.8055%, 1/20/38ž,‡	26,000,000	26,046,472
Oak Street Investment Grade Net Lease Fund 2020-1A B1, 5.1100%, 11/20/50ž	4,499,000	3,625,921
Oak Street Investment Grade Net Lease Fund 2021-1A B1, 4.2300%, 1/20/51ž	6,250,000	4,876,023
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	8,000,000	7,984,929
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38§	3,000,000	3,001,442
Oasis Securitization 2025-1A B, 8.0550%, 8/15/39ž	13,752,000	13,792,084
Oasis Securitization 2025-1A C, 9.9000%, 8/15/39ž	3,000,000	2,999,221
OCP CLO Ltd 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6955%, 7/20/37ž,‡	20,000,000	20,063,606
Octagon Investment Partners 42 Ltd 2019-3A A1RR, CME Term SOFR 3 Month + 1.3600%, 5.6776%, 7/15/37ž,‡	20,000,000	20,063,244
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30ž	6,250,000	6,295,489
Ondeck Asset Securitization Trust LLC 2024-1A B, 7.1500%, 6/17/31ž	6,000,000	6,091,627
Ondeck Asset Securitization Trust LLC 2025-1A C, 6.6400%, 4/19/32ž	1,287,000	1,292,079
Ondeck Asset Securitization Trust LLC 2025-1A D, 8.7700%, 4/19/32ž	2,800,000	2,810,226
OPEN Trust 2023-AIR D, CME Term SOFR 1 Month + 6.6838%, 10.8339%, 11/15/40ž,‡	12,000,000	11,996,043
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29ž	2,141,898	2,124,693
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28ž	5,000,000	4,964,789
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29ž	5,379,000	4,707,156
Post Road Equipment Finance 2024-1A D, 6.7700%, 10/15/30ž	1,100,000	1,126,122
Post Road Equipment Finance 2024-1A E, 8.5000%, 12/15/31ž	3,200,000	3,287,030
Post Road Equipment Finance 2025-1A E, 7.0800%, 5/17/32ž	3,000,000	3,049,077
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30ž	6,000,000	6,362,157
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 5.4871%, 10/25/51ž,‡	11,630,632	11,640,537
PRIMA Capital Ltd, 4.2500%, 12/25/50ž	10,500,000	9,929,983
PRIMA Capital Ltd 2019-1S C, 5.5000%, 10/1/33ž	8,432,000	6,832,146
Project Silver, 6.9000%, 7/15/44ž,‡	898,315	496,714
Rain City Mortgage Trust 2024-RTL1 A2, 8.0210%, 11/25/29ž,‡	4,440,000	4,483,516
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44ž	8,561,176	7,750,347
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30ž	8,915,806	8,950,092
Reach Financial LLC 2024-1A C, 6.9000%, 2/18/31ž	11,152,000	11,548,104
Reach Financial LLC 2025-2A C, 5.6900%, 8/18/32ž	13,897,000	14,052,374
ReadyCap Lending 2023-3 A, Prime Rate by Country United States + 0.0700%, 7.3200%, 4/27/48ž,‡	6,144,852	6,212,693
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C, 8.0070%, 11/25/53ž,‡	5,302,298	5,432,339
Saluda Grade Alternative Mortgage Trust 2023-RTL3 A1, 8.0000%, 4/25/29ž,Ç	10,188,835	10,136,384
Saluda Grade Alternative Mortgage Trust 2024-FIG5 C, 6.8510%, 4/25/54ž,Ç	3,242,505	3,227,953
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	12,560,275	12,639,736
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	8,052,542	8,152,909
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A2, 8.6830%, 7/25/30ž,Ç	11,300,000	11,424,142
Sand Trust 2021-1A DR, CME Term SOFR 3 Month + 3.3500%, 7.6676%, 10/16/34ž,‡	10,375,000	10,411,281
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33ž	79,191	79,567
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33ž	2,421,335	2,459,972
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33ž	5,469,369	5,697,121
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33ž	2,563,767	2,666,148
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32ž	5,922,338	6,011,444
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32ž	6,707,773	6,808,474
Santander Bank Auto Credit-Linked Notes 2024-A G, 13.0300%, 6/15/32ž	6,501,940	6,656,587
Santander Bank Auto Credit-Linked Notes 2024-B E, 6.7990%, 1/18/33ž	6,000,000	6,045,671
Santander Bank Auto Credit-Linked Notes 2024-B F, 8.8810%, 1/18/33ž	16,200,000	16,365,929
Santander Bank Auto Credit-Linked Notes 2024-B G, 12.2310%, 1/18/33ž	10,013,000	10,111,232

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39ž,‡	$15,010,067	$14,550,757
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32ž	6,000,000	6,202,889
SCG Hotel Issuer Inc 2025-DLFN E, CME Term SOFR 1 Month + 2.9500%, 7.1002%, 3/15/35ž,‡	6,475,000	6,470,242
SCG Hotel Issuer Inc 2025-FLWR E, CME Term SOFR 1 Month + 2.7500%, 6.9002%, 8/15/42ž,‡	6,733,000	6,735,426
SCG Hotel Issuer Inc 2025-SNIP E, CME Term SOFR 1 Month + 3.4000%, 7.6500%, 9/16/30ž,‡	7,875,000	7,904,339
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52ž	13,712,633	13,539,660
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37ž	1,286,593	1,274,940
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39ž	548,306	560,599
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40ž	727,687	742,216
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40ž	1,053,433	1,082,754
Sierra Receivables Funding Co LLC 2024-1A D, 8.0200%, 1/20/43ž	972,740	984,907
Sierra Receivables Funding Co LLC 2024-2A D, 7.4800%, 6/20/41ž	2,044,617	2,053,273
Sierra Receivables Funding Co LLC 2024-3A D, 6.9300%, 8/20/41ž	3,633,555	3,605,059
Sierra Receivables Funding Co LLC 2025-1A D, 6.8600%, 1/21/42ž	6,788,396	6,722,912
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 6.8510%, 1/17/39ž,‡	7,000,000	6,937,914
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 7.5010%, 1/17/39ž,‡	20,073,000	19,737,901
SoFi Consumer Loan Program Trust 2025-3 D, 5.3500%, 8/15/34ž	10,243,000	10,255,079
Sotheby's Artfi Master Trust 2024-1A D, 7.9100%, 12/22/31ž	4,000,000	4,015,610
Storm King Park CLO Ltd 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.6776%, 10/15/37ž,‡	23,900,000	23,975,727
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50ž	2,500,000	2,486,515
SWCH Commercial Mortgage Trust 2025-DATA E, CME Term SOFR 1 Month + 3.3402%, 7.4904%, 2/17/42ž,‡	21,830,000	21,731,837
SWCH Commercial Mortgage Trust 2025-DATA F, CME Term SOFR 1 Month + 4.2389%, 8.3891%, 2/17/42ž,‡	24,830,000	24,702,891
Switch ABS Issuer LLC 2024-2A C, 10.0330%, 6/25/54ž	10,000,000	10,462,950
The Huntington National Bank 2024-1 C, US 30 Day Average SOFR + 3.1500%, 7.5388%, 5/20/32ž,‡	1,271,107	1,289,324
The Huntington National Bank 2024-1 D, US 30 Day Average SOFR + 5.2500%, 9.6388%, 5/20/32ž,‡	508,443	519,894
The Huntington National Bank 2024-1 E, US 30 Day Average SOFR + 8.2500%, 12.6388%, 5/20/32ž,‡	1,525,328	1,542,730
The Huntington National Bank 2024-2 E, US 30 Day Average SOFR + 7.5000%, 11.8888%, 10/20/32ž,‡	1,242,119	1,247,186
The Huntington National Bank 2025-1 D, US 30 Day Average SOFR + 3.5000%, 7.8888%, 3/21/33ž,‡	2,263,381	2,263,363
The Huntington National Bank 2025-1 E, US 30 Day Average SOFR + 7.1500%, 11.5388%, 3/21/33ž,‡	2,834,358	2,834,309
The Huntington National Bank 2025-2 D, US 30 Day Average SOFR + 3.2500%, 7.6388%, 9/20/33ž,‡	3,295,294	3,298,243
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29ž	4,436,788	4,499,850
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28ž,€	1,850,000	1,251,364
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28ž,€	3,145,000	1,958,780
Truist Bank Auto Credit-Linked Notes 2025-1 C, 6.8070%, 9/26/33ž	1,950,000	1,951,378
Truist Bank Auto Credit-Linked Notes 2025-1 D, 9.6850%, 9/26/33ž	2,500,000	2,501,005
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29ž	4,500,000	4,536,473
Upland CLO Ltd 2016-1A CR, CME Term SOFR 3 Month + 3.1616%, 7.4871%, 4/21/31ž,‡	8,000,000	7,980,949
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33ž	14,500,000	14,961,695
Upstart Securitization Trust 2025-3 C, 5.4300%, 9/20/35ž	6,427,000	6,409,828
US Bank National Association 2023-1 C, 9.7850%, 8/25/32ž	1,051,541	1,073,987
USASF Receivables LLC 2022-1A A, 3.9800%, 4/15/25ž,€	13,201	13,192
VB-S1 Issuer LLC 2024-1A F, 8.8710%, 5/15/54ž	11,000,000	11,351,472
VB-S1 Issuer LLC 2025-1A C, 7.4460%, 8/16/55ž	5,923,000	5,906,102
VB-S1 Issuer LLC 2025-1A D, 9.3830%, 8/16/55ž	16,900,000	16,753,224
Vontive Mortgage Trust 2025-RTL1 A1, 6.5070%, 3/25/30ž,Ç	16,491,000	16,791,008
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.4657%, 11/15/54‡,¤	75,668,674	3,939,446
Wells Fargo Commercial Mortgage Trust 2024-MGP C11, CME Term SOFR 1 Month + 3.0892%, 7.2393%, 8/15/41ž,‡	17,100,000	17,064,395
Wells Fargo Commercial Mortgage Trust 2025-VTT D, 6.3820%, 3/15/38ž,‡	11,187,000	11,193,337
Wells Fargo Commercial Mortgage Trust 2025-VTT E, 7.1375%, 3/15/38ž,‡	7,617,000	7,650,411
Western Funding Auto Loan Trust 2025-1 C, 5.3400%, 11/15/35ž	8,406,000	8,503,230
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36ž	1,534,259	1,523,113
Westgate Resorts 2024-1A C, 7.0600%, 1/20/38ž	2,731,582	2,770,941
Westgate Resorts 2024-1A D, 9.2600%, 1/20/38ž	1,365,791	1,390,543
Westlake Automobile Receivable Trust 2025-2A D, 5.0800%, 5/15/31ž	4,740,000	4,777,508

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2017-280P B, CME Term SOFR 1 Month + 1.3800%, 5.5980%, 9/15/34ž,‡	$5,400,000		$5,366,014
Woodward Capital Management 2024-CES1 A1B, 6.3250%, 2/25/44ž,‡	7,666,425		7,741,120
Worldwide Plaza Trust 2017-WWP A, 3.5263%, 11/10/36ž	6,453,000		4,259,599
Worldwide Plaza Trust 2017-WWP F, 3.7154%, 11/10/36ž,‡	4,305,008		172,980
Z Capital Credit Partners CLO 2018-1 Ltd, CME Term SOFR 3 Month + 2.7116%, 7.0294%, 1/16/31ž,‡	1,250,000		1,250,488
Z Capital Credit Partners CLO 2018-1A A2 Ltd, CME Term SOFR 3 Month + 1.8216%, 6.1394%, 1/16/31ž,‡	217,581		217,625
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,139,569,407)			3,147,351,241
Bank Loans and Mezzanine Loans – 10.9%
Basic Industry – 0.6%
Ahlstrom Holding 3 Oy, CME Term SOFR 1 Month + 4.2500%, 8.6767%, 5/23/30ƒ,‡	11,458,779		11,444,456
Herens US Holdco Corp, CME Term SOFR 3 Month + 3.9250%, 8.0265%, 7/3/28‡	13,922,432		12,531,999
INEOS Finance PLC, EURIBOR 1 Month + 3.5000%, 5.4130%, 6/23/31‡	2,900,000	EUR	3,181,979
Olympus Water US Holding Corp, CME Term SOFR 1 Month + 3.2500%, 7.5931%, 7/23/32ƒ,‡	4,667,000		4,628,684
Spa US Holdco Inc, CME Term SOFR 3 Month + 4.0000%, 8.2631%, 2/4/28‡	3,559,075		3,544,838
			35,331,956
Brokerage – 0.1%
Osaic Holdings Inc, CME Term SOFR 1 Month + 3.0000%, 7.1634%, 7/30/32‡	4,989,000		4,985,308
Capital Goods – 1.5%
CP Atlas Buyer Inc, CME Term SOFR 1 Month + 5.2500%, 9.4134%, 7/8/30‡	13,014,000		12,721,185
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 6.4489%, 5/31/30‡	9,739,762		9,706,744
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.5660%, 8/4/31‡	13,402,675		13,338,208
Foundation Building Materials Inc, CME Term SOFR 3 Month + 4.0000%, 8.3079%, 1/29/31‡	13,649,842		13,666,904
Foundation Building Materials Inc, CME Term SOFR 1 Month + 5.2500%, 9.5456%, 1/29/31‡	3,787,000		3,801,883
Park River Holdings Inc, CME Term SOFR 1 Month + 4.5000%, 8.5257%, 9/25/31ƒ,‡	4,685,000		4,683,829
Proampac PG Borrower LLC, CME Term SOFR 3 Month + 4.0000%, 8.3176%, 9/15/28‡	14,123,608		14,155,386
TransDigm Inc, CME Term SOFR 3 Month + 2.5000%, 6.5015%, 1/19/32‡	6,778,775		6,774,098
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.2500%, 7.4155%, 10/19/29‡	13,929,938		13,927,012
			92,775,249
Commercial Services – 0.2%
Lernen Bidco Ltd, EURIBOR 6 Month + 4.0000%, 6.1010%, 4/25/29‡	5,760,000	EUR	6,800,419
Lernen US Finco LLC, CME Term SOFR 3 Month + 3.5000%, 7.8400%, 10/27/31‡	5,754,578		5,768,964
Lernen US Finco LLC, CME Term SOFR 6 Month + 3.5000%, 7.8400%, 10/27/31‡	898,229		900,475
			13,469,858
Communications – 0.7%
Banijay Entertainment SAS, EURIBOR 3 Month + 3.2500%, 5.1940%, 2/10/32‡	10,140,000	EUR	11,961,691
Directv Financing LLC, CME Term SOFR 3 Month + 5.2500%, 9.8195%, 8/2/29‡	10,171,385		10,178,810
Hunter Holdco 3 Ltd, CME Term SOFR 3 Month + 4.2500%, 8.3515%, 8/19/28‡	4,286,000		4,253,855
Windstream Services LLC, CME Term SOFR 1 Month + 4.0000%, 8.1358%, 9/25/32ƒ,‡	18,655,000		18,468,450
			44,862,806
Consumer Cyclical – 1.9%
Atlas LuxCo 4 Sarl, EURIBOR 1 Month + 3.7500%, 5.6630%, 8/20/32‡	10,200,000	EUR	11,999,422
Boots Group Bidco Ltd, SONIA 1 Month + 4.7500%, 8.7171%, 8/30/32‡	960,000	GBP	1,299,794
Boots Group Finco LP, CME Term SOFR 3 Month + 3.5000%, 7.7050%, 8/30/32‡	5,410,000		5,421,253
CE Intermediate I LLC, CME Term SOFR 3 Month + 3.0000%, 7.3764%, 3/25/32‡	10,663,415		10,667,894
Clarios Global LP, EURIBOR 1 Month + 3.2500%, 5.1630%, 1/28/32‡	11,890,000	EUR	14,013,244
Flutter Financing BV, CME Term SOFR 3 Month + 2.0000%, 6.0015%, 6/4/32‡	6,632,500		6,619,633
Gategroup US Finance Inc, CME Term SOFR 1 Month + 4.2500%, 8.5563%, 6/10/32‡	4,330,147		4,362,624
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 8.1634%, 5/21/32‡	12,280,000		11,899,320
Loire Finco Luxembourg Sarl, EURIBOR 3 Month + 4.0000%, 6.0260%, 1/21/30‡	2,660,000	EUR	3,124,546
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 7.1634%, 6/25/31‡	10,204,509		10,178,998

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – (continued)
Peer Holding III BV, EURIBOR 3 Month + 2.7500%, 4.7540%, 9/27/32ƒ,‡	10,010,000	EUR	$11,765,445
Piolin BidCo SA, EURIBOR 6 Month + 4.5000%, 6.5310%, 9/16/29‡	4,951,826	EUR	5,831,442
River Rock Entertainment Authority, CME Term SOFR 1 Month + 9.0000%, 13.3211%, 6/25/31ƒ,‡	$10,866,000		10,594,350
Six Flags Entertainment Corp, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 5/1/31‡	4,718,917		4,684,705
Victra Holdings LLC, CME Term SOFR 3 Month + 3.7500%, 7.7515%, 3/31/29‡	4,747,000		4,749,991
			117,212,661
Consumer Non-Cyclical – 2.2%
Colosseum Dental Finance BV, EURIBOR 3 Month + 3.5000%, 5.7790%, 3/18/32‡	11,060,000	EUR	12,997,246
Financiere Mendel SASU, EURIBOR 3 Month + 3.0000%, 5.0000%, 11/8/30‡	6,350,000	EUR	7,468,589
Froneri Lux Finco Sarl, EURIBOR 3 Month + 3.0000%, 4.9480%, 8/2/32ƒ,‡	16,320,000	EUR	19,174,170
Heartland Dental LLC, CME Term SOFR 1 Month + 3.7500%, 7.9134%, 8/25/32ƒ,‡	24,288,529		24,234,122
Lavender US Holdco 1 Inc, CME Term SOFR 1 Month + 3.2500%, 7.3929%, 9/27/32ƒ,‡	10,638,970		10,638,970
LifePoint Health Inc, CME Term SOFR 3 Month + 3.5000%, 7.6604%, 5/19/31‡	986,291		981,054
Medline Borrower LP, EURIBOR 1 Month + 2.7500%, 4.6630%, 10/23/28‡	13,000,000	EUR	15,309,711
Medline Borrower LP, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 10/23/30‡	7,375,267		7,370,695
PAX Holdco Spain SL, EURIBOR 3 Month + 4.0000%, 6.0260%, 12/31/29ƒ,‡	14,240,000	EUR	16,768,684
Star Parent Inc, CME Term SOFR 3 Month + 4.0000%, 8.0015%, 9/27/30ƒ,‡	20,327,249		20,318,712
			135,261,953
Diversified Financial Services – 0%
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 10.0000%, 13.5868%, 4/30/24‡,€	232,620		25,588
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 5.0000%, 11.2500%, 1/3/29‡,€	7,944,281		188,677
			214,265
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 9/30/31‡	4,253,855		4,245,347
Long Ridge Energy LLC, CME Term SOFR 3 Month + 4.5000%, 8.5015%, 2/19/32‡	7,000,455		6,836,365
			11,081,712
Energy – 0.3%
Colossus Acquireco LLC, CME Term SOFR 1 Month + 1.7500%, 6.0500%, 7/30/32‡	17,321,333		17,210,303
Finance Companies – 0.2%
Summer (BC) Holdco B Sarl, CME Term SOFR 3 Month + 5.0000%, 9.2615%, 2/15/29‡	11,083,012		10,879,861
Financial Institutions – 0.5%
Chrysaor Bidco Sarl, CME Term SOFR 3 Month + 3.0000%, 7.3294%, 10/30/31‡	4,012		4,027
Deep Blue Operating I LLC, CME Term SOFR 1 Month + 2.7500%, 6.9731%, 9/17/32ƒ,‡	13,704,460		13,704,460
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.5721%, 7/3/31‡	16,131,233		16,094,292
			29,802,779
Industrial – 0.2%
Inspired Finco Holdings Ltd, EURIBOR 1 Month + 3.2500%, 5.1630%, 2/28/31‡	10,760,000	EUR	12,670,719
Insurance – 0.6%
Acropole Holdings SAS, EURIBOR 3 Month + 3.5000%, 5.5000%, 7/26/32‡	12,058,846	EUR	14,199,360
Asurion LLC, CME Term SOFR 1 Month + 4.2500%, 8.4134%, 9/19/30‡	13,800,000		13,702,296
DIOT-SIACI Bidco SAS, EURIBOR 3 Month + 3.5000%, 5.4710%, 7/16/32ƒ,‡	2,871,154	EUR	3,380,800
USI Inc/NY, CME Term SOFR 3 Month + 2.2500%, 6.2515%, 9/29/30‡	8,633,750		8,619,936
			39,902,392
Technology – 1.3%
Ahead DB Holdings LLC, CME Term SOFR 3 Month + 2.7500%, 6.7515%, 2/1/31‡	6,066,797		6,069,830
Claudius Finance Sarl, EURIBOR 3 Month + 2.7500%, 4.7760%, 7/10/28‡	3,250,000	EUR	3,821,056
Coherent Corp, CME Term SOFR 1 Month + 2.0000%, 6.3160%, 7/2/29‡	2,096,823		2,092,776
Gold Rush Bidco Ltd, EURIBOR 3 Month + 4.0000%, 6.0260%, 5/16/31‡	6,040,000	EUR	7,125,110
Modena Buyer LLC, CME Term SOFR 3 Month + 4.5000%, 8.8079%, 7/1/31‡	15,926,647		15,710,523
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 5.0000%, 9.0015%, 5/9/33‡	4,952,000		4,914,860
X Corp, 9.5000%, 10/26/29	21,105,000		21,154,808
X Corp, CME Term SOFR 3 Month + 6.5000%, 10.9579%, 10/26/29‡	7,517,000		7,367,712
Zuora Inc, CME Term SOFR 1 Month + 3.5000%, 7.6634%, 2/14/32‡	13,045,000		12,953,685
			81,210,360

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Transportation – 0.4%
AAdvantage Loyalty IP Ltd, CME Term SOFR 3 Month + 3.2500%, 7.5755%, 5/28/32‡	$2,370,060	$2,378,948
Beacon Mobility Corp, CME Term SOFR 3 Month + 3.2500%, 7.2515%, 8/6/30‡	11,115,509	11,143,298
Beacon Mobility Corp, CME Term SOFR 3 Month + 3.2500%, 7.2515%, 8/6/30‡	1,522,673	1,526,479
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.7500%, 7.0794%, 4/9/32‡	13,487,000	13,476,885
		28,525,610
Total Bank Loans and Mezzanine Loans (cost $672,008,671)		675,397,792
Corporate Bonds – 31.1%
Banking – 1.2%
Ally Financial Inc, SOFR + 1.9600%, 5.7370%, 5/15/29‡	245,000	250,778
Ally Financial Inc, SOFR + 3.2600%, 6.9920%, 6/13/29‡	233,000	246,015
Ally Financial Inc, SOFR + 2.8200%, 6.8480%, 1/3/30‡	234,000	247,535
Ally Financial Inc, 8.0000%, 11/1/31	224,000	255,353
American Express Co, US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,μ	1,536,000	1,506,643
Banco Bilbao Vizcaya Argentaria SA, US Treasury Yield Curve Rate 1 Year + 2.7000%, 6.1380%, 9/14/28‡	200,000	206,812
Banco Bilbao Vizcaya Argentaria SA, US Treasury Yield Curve Rate 1 Year + 1.9500%, 6.0330%, 3/13/35‡	200,000	212,664
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	230,000	256,354
BNP Paribas SA, US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500%ž,‡,μ	2,432,000	2,612,790
Capital One Financial Corp, SOFR + 2.6000%, 5.8170%, 2/1/34‡	243,000	254,836
Capital One Financial Corp, SOFR + 2.8600%, 6.3770%, 6/8/34‡	233,000	252,030
Capital One Financial Corp, SOFR + 2.2600%, 6.0510%, 2/1/35‡	1,220,000	1,295,051
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	17,529,000	18,183,798
Citigroup Inc, CME Term SOFR 3 Month + 1.6516%, 3.6680%, 7/24/28‡	253,000	250,768
Citigroup Inc, CME Term SOFR 3 Month + 1.4126%, 3.5200%, 10/27/28‡	258,000	254,562
Citigroup Inc, CME Term SOFR 3 Month + 1.4536%, 4.0750%, 4/23/29‡	157,000	156,620
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	17,515,000	17,922,981
Citigroup Inc, SOFR + 1.4650%, 5.3330%, 3/27/36‡	169,000	172,752
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.7300%, 5.4110%, 9/19/39‡	200,000	200,678
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,μ	5,310,000	5,260,946
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,μ	5,000,000	4,980,536
Citizens Financial Group Inc, SOFR + 2.0100%, 5.8410%, 1/23/30‡	240,000	250,148
Citizens Financial Group Inc, SOFR + 2.3250%, 6.6450%, 4/25/35‡	238,000	261,874
Deutsche Bank AG / New York, SOFR + 3.1800%, 6.7200%, 1/18/29‡	235,000	246,783
Deutsche Bank AG / New York, SOFR + 1.7000%, 4.9990%, 9/11/30‡	150,000	152,148
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	271,000	256,904
Deutsche Bank AG / New York, USD ICE SWAP 11AM NY 5 Year + 2.5530%, 4.8750%, 12/1/32‡	249,000	248,873
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	2,030,000	2,400,132
HSBC Holdings PLC, SOFR + 1.7320%, 2.0130%, 9/22/28‡	266,000	254,834
HSBC Holdings PLC, SOFR + 3.3500%, 7.3900%, 11/3/28‡	236,000	250,647
HSBC Holdings PLC, SOFR + 1.9700%, 6.1610%, 3/9/29‡	239,000	249,256
HSBC Holdings PLC, CME Term SOFR 3 Month + 1.8716%, 3.9730%, 5/22/30‡	260,000	256,064
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	243,000	262,838
ING Groep NV, SOFR + 1.7700%, 5.5500%, 3/19/35‡	200,000	207,771
Intesa Sanpaolo SpA, 5.7100%, 1/15/26ž	276,000	276,600
JPMorgan Chase & Co, US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,μ	1,425,000	1,409,375
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 1.2050%, 3.5740%, 11/7/28‡	256,000	252,638
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.7000%, 5.8710%, 3/6/29‡	200,000	207,455
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.7500%, 5.6790%, 1/5/35‡	243,000	254,737
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5900%, 11/26/35‡	200,000	207,871
Morgan Stanley, SOFR + 2.2400%, 6.2960%, 10/18/28‡	241,000	251,143
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	215,000	220,081
PNC Financial Services Group Inc/The, SOFR + 1.6200%, 5.3540%, 12/2/28‡	248,000	254,348
PNC Financial Services Group Inc/The, SOFR + 1.8500%, 4.6260%, 6/6/33‡	248,000	246,116
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	227,000	257,180
Regions Financial Corp, SOFR + 2.0600%, 5.5020%, 9/6/35‡,#	252,000	259,073
Santander UK Group Holdings PLC, ICE LIBOR USD 3 Month + 1.4000%, 3.8230%, 11/3/28‡	257,000	254,401

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Santander UK Group Holdings PLC, SOFR + 2.6000%, 6.5340%, 1/10/29‡	$236,000		$247,002
Toronto-Dominion Bank/The, US Treasury Yield Curve Rate 5 Year + 2.7210%, 6.3500%, 10/31/85‡	11,405,000		11,433,512
Truist Financial Corp, SOFR + 2.3000%, 6.1230%, 10/28/33‡	35,000		37,709
Truist Financial Corp, SOFR + 2.3610%, 5.8670%, 6/8/34‡	248,000		262,762
			76,610,777
Basic Industry – 2.0%
ArcelorMittal SA, 6.5500%, 11/29/27	243,000		253,552
Arcosa Inc, 4.3750%, 4/15/29ž	195,000		189,615
ATI Inc, 4.8750%, 10/1/29	197,000		193,684
Cleveland-Cliffs Inc, 7.5000%, 9/15/31ž	258,000		265,930
Compass Minerals International Inc, 6.7500%, 12/1/27ž	54,000		54,051
Compass Minerals International Inc, 8.0000%, 7/1/30ž	14,093,000		14,729,679
CVR Partners LP/CVR Nitrogen Finance Corp, 6.1250%, 6/15/28ž	183,000		182,704
First Quantum Minerals Ltd, 7.2500%, 2/15/34ž	8,645,000		8,938,524
FMC Corp, US Treasury Yield Curve Rate 5 Year + 4.3660%, 8.4500%, 11/1/55‡	249,000		262,791
Hudbay Minerals Inc, 4.5000%, 4/1/26ž	8,968,000		8,940,861
INEOS Finance PLC, 7.5000%, 4/15/29ž,#	250,000		243,224
INEOS Quattro Finance 2 PLC, 9.6250%, 3/15/29ž,#	200,000		197,904
Maxam Prill Sarl, 7.7500%, 7/15/30ž	18,213,000		18,334,731
Methanex US Operations Inc, 6.2500%, 3/15/32ž	256,000		260,472
Mineral Resources Ltd, 8.5000%, 5/1/30ž,#	183,000		190,347
Novelis Corp, 4.7500%, 1/30/30ž	462,000		445,677
Novelis Corp, 6.8750%, 1/30/30ž,#	426,000		441,751
Novelis Corp, 3.8750%, 8/15/31ž	283,000		258,008
Olympus Water US Holding Corp, 5.3750%, 10/1/29	3,540,000	EUR	3,941,245
Olympus Water US Holding Corp, 7.2500%, 2/15/33ž	8,473,000		8,481,825
Progroup AG, 5.3750%, 4/15/31	13,000,000	EUR	15,409,058
SunCoke Energy Inc, 4.8750%, 6/30/29ž	209,000		195,338
Taseko Mines Ltd, 8.2500%, 5/1/30ž	18,640,000		19,742,443
Verde Purchaser LLC, 10.5000%, 11/30/30ž	19,175,000		20,579,146
			122,732,560
Brokerage – 1.0%
Artec Group Inc, 10.0000%, 8/15/30ž	3,966,000		4,320,969
Charles Schwab Corp, SOFR + 2.5000%, 5.8530%, 5/19/34‡	240,000		256,856
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	233,000		253,804
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	1,225,000		1,284,893
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	3,727,000		3,777,535
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	14,691,000		15,258,577
Jefferies Financial Group Inc, 6.2000%, 4/14/34	102,000		108,446
Kefferies Finance LLC / JFIN Co-Issuer Corp, 5.0000%, 8/15/28ž	200,000		193,237
LPL Holdings Inc, 6.0000%, 5/20/34	2,053,000		2,145,131
LPL Holdings Inc, 5.7500%, 6/15/35	12,729,000		13,052,840
Osaic Holdings Inc, 6.7500%, 8/1/32ž	2,834,000		2,927,057
Osaic Holdings Inc, 8.0000%, 8/1/33ž	2,770,000		2,870,820
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	12,451,000		12,816,019
			59,266,184
Capital Goods – 1.9%
ABC Supply Co Inc, 3.8750%, 11/15/29ž,#	201,000		190,707
Advanced Drainage Systems Inc, 6.3750%, 6/15/30ž	31,000		31,549
Amsted Industries Inc, 4.6250%, 5/15/30ž	203,000		196,175
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	21,585,000	EUR	23,359,945
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	282,000		260,996
ATS Corp, 4.1250%, 12/15/28ž	202,000		193,535
Axon Enterprise Inc, 6.1250%, 3/15/30ž	181,000		185,892
Boeing Co/The, 6.8580%, 5/1/54	104,000		118,633
Bombardier Inc, 7.4500%, 5/1/34ž	18,481,000		20,411,839
BWX Technologies Inc, 4.1250%, 6/30/28ž	202,000		197,176
BWX Technologies Inc, 4.1250%, 4/15/29ž	194,000		187,817
Caterpillar Inc, 5.2000%, 5/15/35	200,000		206,922
Clean Harbors Inc, 5.1250%, 7/15/29ž	198,000		196,355
Clydesdale Acquisition Holdings Inc, 8.7500%, 4/15/30ž	184,000		189,013
Covert Mergeco Inc, 4.8750%, 12/1/29ž	200,000		188,094
CP Atlas Buyer Inc, 9.7500%, 7/15/30ž	3,889,000		4,072,950
Dycom Industries Inc, 4.5000%, 4/15/29ž	194,000		189,469
EnerSys, 4.3750%, 12/15/27ž	198,000		195,203
Harsco Corp, 5.7500%, 7/31/27ž	187,000		185,483
Herc Holdings In, 7.0000%, 6/15/30ž	6,988,000		7,258,617

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	$186,000	$194,405
JH North America Holdings Inc, 5.8750%, 1/31/31ž	14,410,000	14,630,684
JH North America Holdings Inc, 6.1250%, 7/31/32ž	2,956,000	3,027,754
LBM Acquisition LLC, 6.2500%, 1/15/29ž,#	290,000	268,431
LBM Acquisition LLC, 9.5000%, 6/15/31ž	248,000	260,603
Madison IAQ LLC, 5.8750%, 6/30/29ž	63,000	62,238
MIWD Holdco II LLC / MIWD Finance Corp, 5.5000%, 2/1/30ž,#	197,000	191,900
Queen MergerCo Inc, 6.7500%, 4/30/32ž	7,630,000	7,900,073
Quikrete Holdings Inc, 6.7500%, 3/1/33ž	4,755,000	4,943,744
Regal Rexnord Corp, 6.0500%, 4/15/28	253,000	261,711
Regal Rexnord Corp, 6.4000%, 4/15/33	240,000	257,651
Roller Bearing Company of America Inc, 4.3750%, 10/15/29ž	455,000	441,917
Specialty Building Products Holdings LLC / SBP Finance Corp, 7.7500%, 10/15/29ž,#	187,000	189,954
TransDigm Inc, 6.3750%, 3/1/29ž	181,000	185,055
TriMas Corp, 4.1250%, 4/15/29ž	198,000	191,676
Trivium Packaging Finance BV, 8.2500%, 7/15/30ž	6,366,000	6,790,892
Trivium Packaging Finance BV, 12.2500%, 1/15/31ž	5,647,000	6,111,980
Velocity Vehicle Group LLC, 8.0000%, 6/1/29ž,#	193,000	193,505
Westinghouse Air Brake Technologies Corp, 5.5000%, 5/29/35	252,000	260,874
Wilsonart LLC, 11.0000%, 8/15/32ž	13,125,000	12,776,514
		117,157,931
Communications – 3.2%
AMC Networks Inc, 10.2500%, 1/15/29ž	183,000	192,836
AMC Networks Inc, 10.5000%, 7/15/32ž	10,899,000	11,524,984
Bell Canada, US Treasury Yield Curve Rate 5 Year + 2.3900%, 6.8750%, 9/15/55‡	50,000	51,872
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	15,369,000	16,378,999
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	2,142,000	1,794,986
Clear Channel Outdoor Holdings Inc, 7.5000%, 6/1/29ž,#	267,000	259,314
Connect Finco Sarl / Connect US Finco LLC, 9.0000%, 9/15/29ž	200,000	210,281
EchoStar Corp, 10.7500%, 11/30/29	248,000	272,842
Electronic Arts Inc, 1.8500%, 2/15/31	299,000	283,903
Electronic Arts Inc, 2.9500%, 2/15/51	16,767,000	14,540,901
Fox Corp, 6.5000%, 10/13/33	232,000	255,420
Frontier Communications Holdings LLC, 8.6250%, 3/15/31ž	10,336,000	10,896,842
Getty Images Inc, 11.2500%, 2/21/30ž	5,796,000	5,534,774
Gray Media Inc, 10.5000%, 7/15/29ž	398,000	430,338
Gray Media Inc, 7.2500%, 8/15/33ž	11,587,000	11,482,169
Lamar Media Corp, 3.7500%, 2/15/28	191,000	185,690
Lamar Media Corp, 4.8750%, 1/15/29	189,000	187,303
Level 3 Financing Inc, 3.7500%, 7/15/29ž	6,822,000	5,815,265
Level 3 Financing Inc, 6.8750%, 6/30/33ž	4,496,346	4,582,586
Level 3 Financing Inc, 7.0000%, 3/31/34ž	13,474,086	13,707,310
Lions Gate Capital Holdings 1 Inc, 6.0000%, 4/15/30ž	14,594,000	13,840,074
Lumen Technologies Inc, 4.1250%, 4/15/29ž	5,670,000	5,559,322
Lumen Technologies Inc, 10.0000%, 10/15/32ž	5,000,000	5,058,291
McGraw-Hill Education Inc, 8.0000%, 8/1/29ž	3,455,000	3,518,638
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž	11,645,000	12,098,561
Meta Platforms Inc, 5.7500%, 5/15/63	186,000	191,294
Meta Platforms Inc, 5.5500%, 8/15/64	259,000	257,097
Midcontinent Communications, 8.0000%, 8/15/32ž	15,404,000	15,870,787
Nexstar Broadcasting Inc, 4.7500%, 11/1/28ž	24,000	23,425
Orange SA, 9.0000%, 3/1/31	210,000	255,141
Paramount Global, US Treasury Yield Curve Rate 5 Year + 3.9990%, 6.3750%, 3/30/62‡,#	189,000	188,685
Playtika Holding Corp, 4.2500%, 3/15/29ž,#	209,000	191,877
Rogers Communications Inc, US Treasury Yield Curve Rate 5 Year + 2.6530%, 7.0000%, 4/15/55‡	244,000	254,370
Rogers Communications Inc, US Treasury Yield Curve Rate 5 Year + 2.6200%, 7.1250%, 4/15/55‡	50,000	53,008
TELUS Corp, US Treasury Yield Curve Rate 5 Year + 2.7690%, 6.6250%, 10/15/55‡	50,000	51,476
TELUS Corp, US Treasury Yield Curve Rate 5 Year + 2.7090%, 7.0000%, 10/15/55‡,#	183,000	192,958
Time Warner Cable Enterprises LLC, 8.3750%, 7/15/33	213,000	249,889

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Time Warner Cable LLC, 6.5500%, 5/1/37	$247,000		$256,945
Time Warner Cable LLC, 7.3000%, 7/1/38	229,000		250,226
Univision Communications Inc, 8.5000%, 7/31/31ž	8,845,000		9,133,719
Univision Communications Inc, 9.3750%, 8/1/32ž	9,854,000		10,501,083
Viasat Inc, 5.6250%, 4/15/27ž,#	193,000		192,223
Viasat Inc, 7.5000%, 5/30/31ž	270,000		253,368
Virgin Media Finance PLC, 5.0000%, 7/15/30ž	271,000		251,707
Vmed O2 UK Financing I PLC, 4.7500%, 7/15/31ž	11,857,000		11,160,357
Warnermedia Holdings Inc, 4.0540%, 3/15/29	8,681,000		8,073,330
Windstream Services LLC / Windstream Escrow Finance Corp, 8.2500%, 10/1/31ž	237,000		245,503
			196,761,969
Consumer Cyclical – 7.4%
Adient Global Holdings Ltd, 7.5000%, 2/15/33ž	249,000		257,831
American Axle & Manufacturing Inc, 6.3750%, 10/15/32ž	7,278,000		7,265,712
ANGI Group LLC, 3.8750%, 8/15/28ž	200,000		187,970
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp, 7.0000%, 4/15/30ž	195,000		197,340
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp, 9.7500%, 4/15/30ž	430,000		469,273
Aptiv Swiss Holdings Ltd, US Treasury Yield Curve Rate 5 Year + 3.3850%, 6.8750%, 12/15/54‡	200,000		204,330
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	9,452,000		9,254,035
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	5,577,000		5,468,600
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	6,789,000		6,654,357
Beazer Homes USA Inc, 7.2500%, 10/15/29	187,000		190,219
Beazer Homes USA Inc, 7.5000%, 3/15/31ž,#	8,537,000		8,650,747
Boots Group Finco LP, 7.3750%, 8/31/32ž	6,180,000	GBP	8,465,840
Boyne USA Inc, 4.7500%, 5/15/29ž	193,000		189,351
Brookfield Residential Properties Inc/CA, 5.0000%, 6/15/29ž,#	214,000		203,936
Brookfield Residential Properties Inc/CA, 4.8750%, 2/15/30ž,#	500,000		468,920
Caesars Entertainment Inc, 6.0000%, 10/15/32ž,#	20,980,000		20,664,457
Carnival Corp, 5.7500%, 8/1/32ž	16,280,000		16,567,798
Carriage Services Inc, 4.2500%, 5/15/29ž	201,000		190,426
Carvana Co, 9.0000%, 6/1/30ž	11,442,000		11,971,471
Century Communities Inc, 6.6250%, 9/15/33ž	9,327,000		9,408,697
Fertitta Entertainment Inc, 4.6250%, 1/15/29ž	195,000		185,589
Fertitta Entertainment Inc, 6.7500%, 1/15/30ž	269,000		252,438
Flutter Treasury DAC, 6.1250%, 6/4/31ž	7,340,000	GBP	9,947,123
Flutter Treasury DAC, 6.1250%, 6/4/31	3,800,000	GBP	5,149,737
Ford Motor Credit Co LLC, 4.1250%, 8/17/27	255,000		250,830
Ford Motor Credit Co LLC, 3.8150%, 11/2/27	268,000		261,448
Ford Motor Credit Co LLC, 2.9000%, 2/16/28	260,000		247,190
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	248,000		258,661
Ford Motor Credit Co LLC, 6.5000%, 2/7/35#	19,361,000		19,890,623
Forvia SE, 8.0000%, 6/15/30ž	200,000		211,617
Full House Resorts Inc, 8.2500%, 2/15/28ž	3,493,000		3,241,692
Garda World Security Corp, 8.3750%, 11/15/32ž	249,000		258,469
Garda World Security Corp, 6.0000%, 6/1/29ž	13,999,000		13,878,945
General Motors Co, 6.6000%, 4/1/36	238,000		256,883
General Motors Financial Co Inc, 5.9500%, 4/4/34	245,000		254,445
General Motors Financial Co Inc, 5.9000%, 1/7/35	255,000		263,094
General Motors Financial Co Inc, 6.1500%, 7/15/35	249,000		260,404
General Motors Financial Co Inc, ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,μ	13,680,000		13,554,992
GEO Group Inc/The, 10.2500%, 4/15/31	225,000		247,572
GLP Capital LP / GLP Financing II Inc, 3.2500%, 1/15/32	288,000		259,105
Hilton Domestic Operating Company Inc, 5.8750%, 4/1/29ž	183,000		186,782
Hilton Domestic Operating Company Inc, 3.7500%, 5/1/29ž	197,000		189,513
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	18,955,000		17,689,585
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc, 5.0000%, 6/1/29ž	260,000		250,032
K Hovnanian Enterprises Inc, 8.0000%, 4/1/31ž	11,841,000		12,142,155
Kohl's Corp, 10.0000%, 6/1/30ž,#	175,000		190,284
Las Vegas Sands Corp, 5.6250%, 6/15/28	254,000		259,677
LCM Investments Holdings II LLC, 4.8750%, 5/1/29ž	59,000		57,805
LGI Homes Inc, 4.0000%, 7/15/29ž	6,159,000		5,619,902

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
LGI Homes Inc, 7.0000%, 11/15/32ž,#	$7,537,000		$7,359,315
Lithia Motors Inc, 3.8750%, 6/1/29ž	3,700,000		3,534,001
Lithia Motors Inc, 4.3750%, 1/15/31ž	6,689,000		6,351,991
Marriot International Inc/MD, 5.5000%, 4/15/37	251,000		256,507
Match Group Holdings II LLC, 4.6250%, 6/1/28ž	187,000		183,695
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29ž	454,000		441,334
Millrose Properties Inc, 6.3750%, 8/1/30ž	12,640,000		12,854,754
Millrose Properties Inc, 6.2500%, 9/15/32ž	7,479,000		7,498,547
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	13,956,000		14,500,842
NCL Corporation Ltd, 7.7500%, 2/15/29ž	409,000		435,464
NCL Corporation Ltd, 5.8750%, 1/15/31ž	25,683,000		25,682,038
New Flyer Holdings Inc, 9.2500%, 7/1/30ž	180,000		192,666
New Home Company Inc/The, 9.2500%, 10/1/29ž	6,538,000		6,865,122
New Home Company Inc/The, 8.5000%, 11/1/30ž	10,367,000		10,761,578
Nordstrom Inc, 4.3750%, 4/1/30#	275,000		258,759
Ontario Gaming GTA LP / OTG Co-Issuer Inc, 8.0000%, 8/1/30ž,#	191,000		189,791
O'Reilly Automotive Inc, 3.6000%, 9/1/27	253,000		250,746
Parkland Corp, 4.5000%, 10/1/29ž	196,000		190,881
Penn Entertainment Inc, 4.1250%, 7/1/29ž,#	18,113,000		16,977,616
Pinnacle Bidco PLC, 8.2500%, 10/11/28	5,150,000	EUR	6,334,746
Rakuten Group Inc, 9.7500%, 4/15/29ž	232,000		260,876
Rakuten Group Inc, US Treasury Yield Curve Rate 5 Year + 4.2500%, 8.1250%ž,‡,#,μ	200,000		207,899
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31ž	15,414,000		15,840,475
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp, 6.2500%, 10/15/30ž	13,449,000		13,568,917
Royal Caribbean Cruises Ltd, 5.3750%, 1/15/36	21,536,000		21,661,592
Scientific Games Holdings LP / Scientific Games US FinCo Inc, 6.6250%, 3/1/30ž	452,000		420,230
Six Flags Entertainment Corp / Six Flags Theme Parks Inc / Canada's Wonderland Co, 6.6250%, 5/1/32ž,#	9,541,000		9,720,495
Tapestry Inc, 5.5000%, 3/11/35	75,000		76,611
Tenneco Inc, 8.0000%, 11/17/28ž	392,000		392,716
VF Corp, 2.9500%, 4/23/30	300,000		264,299
VICI Properties LP, 5.1250%, 5/15/32	261,000		263,569
VICI Properties LP, 5.6250%, 4/1/35	257,000		263,145
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž,#	15,646,000		16,402,844
Villa Dutch Bidco BV, 9.0000%, 11/3/29	12,000,000	EUR	13,897,440
Voyager Parent LLC, 9.2500%, 7/1/32ž	11,118,000		11,757,175
VT Topco Inc, 8.5000%, 8/15/30ž	235,000		239,092
Wayfair LLC, 7.2500%, 10/31/29ž	447,000		460,875
Wayfair LLC, 7.7500%, 9/15/30ž	150,000		157,312
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	192,000		187,990
Wynn Macau Ltd, 5.6250%, 8/26/28ž	200,000		199,797
Wynn Macau Ltd, 5.1250%, 12/15/29ž	200,000		196,247
Wynn Macau Ltd, 6.7500%, 2/15/34ž	14,817,000		15,020,833
			455,228,724
Consumer Non-Cyclical – 2.2%
AMN Healthcare Inc, 6.5000%, 1/15/31ž	12,521,000		12,559,690
B&G Foods Inc, 8.0000%, 9/15/28ž	260,000		251,917
CHS/Community Health Systems Inc, 10.8750%, 1/15/32ž	247,000		261,597
CHS/Community Health Systems Inc, 9.7500%, 1/15/34ž	256,000		262,272
CVS Health Corp, US Treasury Yield Curve Rate 5 Year + 2.8860%, 7.0000%, 3/10/55‡	7,179,000		7,536,105
HAH Group Holding Co LLC, 9.7500%, 10/1/31ž	92,000		87,407
HCA Inc, 4.1250%, 6/15/29	50,000		49,567
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	4,327,000		4,693,925
HLF Financing Sarl LLC / Herbalife International Inc, 4.8750%, 6/1/29ž	2,933,000		2,578,816
Kedrion SpA, 6.5000%, 9/1/29ž	200,000		197,364
Kraft Heinz Food Co, 6.8750%, 1/26/39	187,000		208,637
LifePoint Health Inc, 11.0000%, 10/15/30ž	5,887,000		6,488,398
LifePoint Health Inc, 10.0000%, 6/1/32ž	6,673,000		7,006,376
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29ž	190,000		188,357
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	18,438,000		17,080,982
Performance Food Group Inc, 4.2500%, 8/1/29ž,#	197,000		191,363
Pilgrim's Pride Corp, 6.2500%, 7/1/33	20,016,000		21,365,879
Post Holdings Inc, 4.6250%, 4/15/30ž	95,000		91,581
Post Holdings Inc, 4.5000%, 9/15/31ž	272,000		254,116

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Royalty Pharma PLC, 1.7500%, 9/2/27	$265,000		$253,196
Solventum Corp, 5.6000%, 3/23/34	20,779,000		21,633,627
Somnigroup International Inc, 4.0000%, 4/15/29ž	198,000		190,030
Sotera Health Holdings LLC, 7.3750%, 6/1/31ž	233,000		244,654
Star Parent Inc, 9.0000%, 10/1/30ž	4,342,000		4,590,332
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	10,878,000		11,390,136
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	13,996,000	EUR	16,820,766
Universal Health Services Inc, 2.6500%, 10/15/30	293,000		264,524
US Foods Inc, 4.7500%, 2/15/29ž	189,000		186,174
Viking Baked Goods Acquisition Corp, 8.6250%, 11/1/31ž	100,000		100,022
			137,027,810
Electric – 2.4%
AES Corp/The, 5.8000%, 3/15/32	252,000		260,842
AES Corp/The, US Treasury Yield Curve Rate 5 Year + 3.2010%, 7.6000%, 1/15/55‡	433,000		448,526
AES Corp/The, US Treasury Yield Curve Rate 5 Year + 2.8900%, 6.9500%, 7/15/55‡	27,000		26,497
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		8,274,358
Ameren Corp, 5.3750%, 3/15/35	250,000		256,683
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	12,055,000		11,662,514
Berkshire Hathaway Energy Co, 6.1250%, 4/1/36	236,000		256,793
CenterPoint Energy Inc, US Treasury Yield Curve Rate 5 Year + 2.2230%, 5.9500%, 4/1/56‡	17,369,000		17,369,000
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,910,000		1,862,759
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 1.9610%, 6.5000%, 6/1/55‡	16,512,000		17,095,683
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	4,470,000		4,721,563
EUSHI Finance Inc, US Treasury Yield Curve Rate 5 Year + 3.1360%, 7.6250%, 12/15/54‡	161,000		168,794
Lightning Power LLC, 7.2500%, 8/15/32ž	12,968,000		13,729,429
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	21,748,000		22,354,946
NRG Energy Inc, 3.3750%, 2/15/29ž	198,000		187,173
NRG Energy Inc, 5.7500%, 1/15/34ž	14,308,000		14,293,396
NRG Energy Inc, 6.0000%, 1/15/36ž	16,623,000		16,625,387
PacifiCorp, 5.4500%, 2/15/34	247,000		253,009
PacifiCorp, 5.8000%, 1/15/55	268,000		262,672
Public Service Co of Colorado, 5.3500%, 5/15/34	256,000		264,411
Public Service Co of Colorado, 5.1500%, 9/15/35	261,000		264,340
Southern Co, 5.7000%, 3/15/34	247,000		260,870
Vistra Operations Co LLC, 4.3750%, 5/1/29ž	150,000		146,859
Vistra Operations Co LLC, 6.9500%, 10/15/33ž	3,265,000		3,641,585
Vistra Operations Co LLC, 6.0000%, 4/15/34ž	13,541,000		14,276,371
Xcel Energy Inc, 5.5000%, 3/15/34	150,000		154,787
			149,119,247
Electronics – 0%
VM Consolidated Inc, 5.5000%, 4/15/29ž	191,000		189,994
Energy – 3.7%
Aethon United BR LP / Aethon United Finance Corp, 7.5000%, 10/1/29ž	242,000		252,381
Baytex Energy Corp, 8.5000%, 4/30/30ž	186,000		191,127
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.0000%, 7/15/29ž	178,000		184,574
California Resources Corp, 8.2500%, 6/15/29ž	180,000		187,712
Civitas Resources Inc, 8.7500%, 7/1/31ž	13,644,000		13,978,428
Civitas Resources Inc, 9.6250%, 6/15/33ž	5,932,000		6,265,421
Comstock Resources Inc, 5.8750%, 1/15/30ž	175,000		168,535
Crescent Energy Finance LLC, 8.3750%, 1/15/34ž	256,000		259,379
CVR Energy Inc, 8.5000%, 1/15/29ž,#	448,000		457,882
Delek Logistics Partners LP / Delek Logistics Finance Corp, 8.6250%, 3/15/29ž	181,000		188,747
DT Midstream Inc, 4.1250%, 6/15/29ž	2,935,000		2,863,574
DT Midstream Inc, 5.8000%, 12/15/34ž	14,931,000		15,393,716
Enerflex Ltd, 9.0000%, 10/15/27ž	66,000		67,200
Energy Transfer LP, US Treasury Yield Curve Rate 5 Year + 4.0200%, 8.0000%, 5/15/54‡	238,000		254,332
Expand Energy Corp, 5.7000%, 1/15/35	259,000		266,203
Ferrellgas LP / Ferrellgas Finance Corp, 5.8750%, 4/1/29ž,#	276,000		256,857
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	67,000		66,924

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	$17,579,000	$17,038,230
Hilcorp Energy I LP / Hilcorp Finance Co, 5.7500%, 2/1/29ž	191,000	188,154
Hilcorp Energy I LP / Hilcorp Finance Co, 7.2500%, 2/15/35ž	255,000	249,208
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34ž	8,714,000	8,884,580
Ithaca Energy (North Sea) PLC, 8.1250%, 10/15/29ž	200,000	208,953
ITT Holdings LLC, 6.5000%, 8/1/29ž	14,443,000	14,199,413
Kimmeridge Texas Gas LLC, 8.5000%, 2/15/30ž	181,000	188,451
Kraken Oil & Gas Partners LLC, 7.6250%, 8/15/29ž	150,000	148,677
Moss Creek Resources Holdings Inc, 8.2500%, 9/1/31ž	268,000	262,615
Nabors Industries Inc, 9.1250%, 1/31/30ž	183,000	190,320
NGL Energy Operating LLC / NGL Energy Finance Corp, 8.1250%, 2/15/29ž	190,000	194,810
NGL Energy Operating LLC / NGL Energy Finance Corp, 8.3750%, 2/15/32ž	267,000	273,580
Noble Finance II LLC, 8.0000%, 4/15/30ž	434,000	449,216
Occidental Petroleum Corp, 8.8750%, 7/15/30	229,000	264,573
Occidental Petroleum Corp, 5.5500%, 10/1/34#	17,717,000	17,976,004
Occidental Petroleum Corp, 6.4500%, 9/15/36	247,000	262,479
South Bow Canadian Infrastructure Holdings Ltd, US Treasury Yield Curve Rate 5 Year + 3.9490%, 7.6250%, 3/1/55‡	182,000	190,151
Summit Midstream Holdings LLC, 8.6250%, 10/31/29ž	259,000	260,275
Sunoco LP, US Treasury Yield Curve Rate 5 Year + 4.2300%, 7.8750%ž,‡,μ	35,276,000	35,830,186
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 12/31/30ž	255,000	251,820
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.7500%, 3/15/34ž	39,393,000	38,991,106
TGNR Intermediate Holdings LLC, 5.5000%, 10/15/29ž	196,000	191,795
TGS ASA, 8.5000%, 1/15/30ž	200,000	205,446
Tidewater Inc, 9.1250%, 7/15/30ž	252,000	270,257
USA Compression Partners LP / USA Compression Finance Corp, 6.2500%, 10/1/33ž	16,659,000	16,722,724
Valero Energy Corp, 6.6250%, 6/15/37	233,000	258,366
Viper Energy Partners LLC, 5.7000%, 8/1/35	21,071,000	21,423,307
Vital Energy Inc, 7.8750%, 4/15/32ž,#	261,000	253,362
WBI Operating LLC, 6.2500%, 10/15/30ž	14,300,000	14,300,000
Weatherford International Ltd, 8.6250%, 4/30/30ž	119,000	121,648
Wildfire Intermediate Holdings LLC, 7.5000%, 10/15/29ž	194,000	196,013
		231,748,711
Finance Companies – 0.6%
Azorra Finance, 7.7500%, 4/15/30ž	246,000	258,888
Azorra Finance, 7.2500%, 1/15/31ž	202,000	210,341
Enova International Inc, 9.1250%, 8/1/29ž	397,000	416,917
FirstCash Inc, 4.6250%, 9/1/28ž	195,000	191,188
FirstCash Inc, 5.6250%, 1/1/30ž	50,000	49,927
Freedom Mortgage Holdings LLC, 9.1250%, 5/15/31ž	243,000	258,443
Freedom Mortgage Holdings LLC, 8.3750%, 4/1/32ž	245,000	256,797
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,790,000	7,887,348
goeasy Ltd, 7.6250%, 7/1/29ž,#	241,000	244,229
Golub Capital BDC Inc, 6.0000%, 7/15/29	243,000	248,302
Midcap Financial Issuer Trust, 5.6250%, 1/15/30ž	201,000	189,525
Navient Corp, 5.5000%, 3/15/29	2,668,000	2,615,467
Navient Corp, 9.3750%, 7/25/30	224,000	247,580
Navient Corp, 7.8750%, 6/15/32	259,000	272,535
OneMain Finance Corp, 6.6250%, 5/15/29	186,000	191,184
OneMain Finance Corp, 7.8750%, 3/15/30	236,000	249,724
OneMain Finance Corp, 6.1250%, 5/15/30	10,858,000	10,995,734
OneMain Finance Corp, 7.5000%, 5/15/31	243,000	254,023
OneMain Finance Corp, 6.7500%, 3/15/32	249,000	253,612
PennyMac Financial Services Inc, 6.8750%, 2/15/33ž	243,000	251,045
PennyMac Financial Services Inc, 6.7500%, 2/15/34ž	9,232,000	9,417,434
Planet Financial Group LLC, 10.5000%, 12/15/29ž	233,000	244,983
Provident Funding Associates LP / PFG Finance Corp, 9.7500%, 9/15/29ž	162,000	171,175
RFNA LP, 7.8750%, 2/15/30ž,#	244,000	248,603
		35,625,004
Financial Institutions – 0.7%
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	20,806,000	21,392,875
Burford Capital Global Finance LLC, 6.2500%, 4/15/28ž	4,962,000	4,970,827
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,025,000	4,046,165
Burford Capital Global Finance LLC, 7.5000%, 7/15/33ž	6,620,000	6,736,512
GGAM Finance Ltd, 8.0000%, 6/15/28ž	2,977,000	3,151,018
Howard Hughes Corp, 4.1250%, 2/1/29ž	205,000	196,653

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Financial Institutions – (continued)
Jefferson Capital Holdings LLC, 8.2500%, 5/15/30ž	$343,000	$358,718
Kennedy-Wilson Inc, 4.7500%, 2/1/30	205,000	191,409
		41,044,177
Industrial – 0%
APi Group DE Inc, 4.1250%, 7/15/29ž	203,000	195,654
Hillenbrand Inc, 6.2500%, 2/15/29	445,000	456,237
TopBuild Corp, 3.6250%, 3/15/29ž	202,000	193,659
		845,550
Insurance – 0.8%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.8750%, 11/1/29ž	187,000	195,157
Ardonagh Group Finance Ltd, 8.8750%, 2/15/32ž,#	235,000	247,054
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	10,225,000	10,195,220
Enact Holdings Inc, 6.2500%, 5/28/29	244,000	255,134
Fairfax Financial Holdings Ltd, 5.6250%, 8/16/32	245,000	254,590
HUB International Ltd, 7.3750%, 1/31/32ž	43,000	44,778
Humana Inc, 5.8750%, 3/1/33	20,508,000	21,576,536
UnitedHealth Group Inc, 5.3000%, 6/15/35	14,762,000	15,259,814
		48,028,283
Natural Gas – 0.3%
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.4510%, 6.9500%, 11/30/54‡	9,416,000	9,798,610
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.5270%, 6.3750%, 3/31/55‡	7,093,000	7,341,173
		17,139,783
Professional Services – 0.3%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35#	17,048,000	17,772,654
Real Estate Investment Trusts (REITs) – 0.3%
Apollo Commercial Real Estate Finance Inc, 4.6250%, 6/15/29ž,#	195,000	187,398
Arbor Realty SR Inc, 7.8750%, 7/15/30ž	78,000	82,012
Diversified Healthcare Trust, 4.3750%, 3/1/31	299,000	264,134
Global Net Lease Inc, 4.5000%, 9/30/28ž	142,000	138,909
Hudson Pacific Properties Inc, 4.6500%, 4/1/29#	491,000	456,905
Hudson Pacific Properties Inc, 3.2500%, 1/15/30	156,000	133,967
Hudson Pacific Properties LP, 5.9500%, 2/15/28	196,000	193,185
MPT Operating Partnership LP/MPT Finance Corp, 5.0000%, 10/15/27#	267,000	258,650
Rithm Capital Corp, 8.0000%, 4/1/29ž	9,813,000	10,044,214
Rithm Capital Corp, 8.0000%, 7/15/30ž	5,643,000	5,777,021
Starwood Property Trust Inc, 6.5000%, 7/1/30ž	40,000	41,374
		17,577,769
Software – 0.1%
TeraWulf Inc, 1.0000%, 9/1/31ž	7,736,000	9,205,840
Technology – 1.9%
Alphabet Inc, 5.2500%, 5/15/55	257,000	257,560
Alphabet Inc, 5.3000%, 5/15/65	260,000	258,708
CA Magnum Holdings, 5.3750%, 10/31/26ž	6,237,000	6,209,671
Capstone Borrower Inc, 8.0000%, 6/15/30ž	6,939,000	7,256,744
Cloud Software Group Inc, 6.5000%, 3/31/29ž	433,000	436,906
Cloud Software Group Inc, 9.0000%, 9/30/29ž	13,095,000	13,582,218
Consensus Cloud Solutions Inc, 6.5000%, 10/15/28ž	188,000	188,827
Corelogic Inc, 4.5000%, 5/1/28ž	199,000	192,951
CoreWeave Inc, 9.2500%, 6/1/30ž	16,573,000	17,116,495
CoreWeave Inc, 9.0000%, 2/1/31ž	11,384,000	11,667,222
Dell International LLC / EMC Corp, 8.1000%, 7/15/36	207,000	252,241
Ellucian Holdings Inc, 6.5000%, 12/1/29ž	192,000	195,056
Fortress Intermediate 3 Inc, 7.5000%, 6/1/31ž	234,000	245,008
Hewlett Packard Enterprise Co, 6.3500%, 10/15/45	180,000	189,597
Imola Merger Corp, 4.7500%, 5/15/29ž	454,000	441,572
ION Platform Finance US Inc, 7.8750%, 9/30/32ž	16,211,000	16,104,494
Kioxia Holdings Corp, 6.2500%, 7/24/30ž	544,000	554,882
Kioxia Holdings Corp, 6.6250%, 7/24/33ž	14,518,000	14,924,939
McAfee Corp, 7.3750%, 2/15/30ž	13,201,000	12,245,134
Micron Technology Inc, 5.8000%, 1/15/35	252,000	265,113
Micron Technology Inc, 6.0500%, 11/1/35	241,000	257,494
Minerva Merger Sub Inc, 6.5000%, 2/15/30ž	254,000	251,922
Motorola Solutions Inc, 2.3000%, 11/15/30	93,000	84,064
Motorola Solutions Inc, 5.4000%, 4/15/34	253,000	262,246
Motorola Solutions Inc, 5.5500%, 8/15/35	253,000	263,568
Open Text Inc, 4.1250%, 2/15/30ž	197,000	186,617

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Oracle Corp, 6.5000%, 4/15/38	$239,000	$262,084
Oracle Corp, 6.1250%, 7/8/39	251,000	265,526
Pagaya US Holding Co LLC, 8.8750%, 8/1/30ž	200,000	186,228
Pitney Bowes Inc, 7.2500%, 3/15/29ž	193,000	195,317
Rocket Software Inc, 6.5000%, 2/15/29ž	13,233,000	12,886,817
Trimble Inc, 6.1000%, 3/15/33	237,000	254,771
VeriSign Inc, 2.7000%, 6/15/31	293,000	264,087
		118,206,079
Transportation – 1.1%
American Airlines Inc, 8.5000%, 5/15/29ž	8,234,000	8,589,322
Beacon Mobility Corp, 7.2500%, 8/1/30ž	5,579,000	5,800,257
Delta Air Lines Inc, 5.2500%, 7/10/30	259,000	264,230
LATAM Airlines Group SA, 7.6250%, 1/7/31ž	16,656,000	17,246,222
OneSky Flight LLC, 8.8750%, 12/15/29ž	110,000	115,671
Rand Parent LLC, 8.5000%, 2/15/30ž	20,498,000	21,298,754
Seaspan Corp, 5.5000%, 8/1/29ž	204,000	196,691
Star Leasing Co LLC, 7.6250%, 2/15/30ž	197,000	191,431
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	14,222,000	14,720,767
		68,423,345
Total Corporate Bonds (cost $1,875,652,439)		1,919,712,391
Convertible Corporate Bonds – 0%
Advertising – 0%
Authentic Brands Group LLC, 2.7500% (2.75% PIK), 9/1/29Ç,Ø,¢ (cost $9,257)	9,258	9,257
Promissory Notes – 0%
Development – 0%
University of Michigan Student Housing Land Loan, 9.3900%, 11/21/28¢ (cost $588,307)	588,307	588,307
Mortgage-Backed Securities – 19.8%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	8,292,606	6,986,388
3.0000%, TBA, 30 Year Maturity	127,088,381	111,620,454
3.5000%, TBA, 30 Year Maturity	216,140,409	197,525,100
4.0000%, TBA, 30 Year Maturity	85,660,947	80,730,389
4.5000%, TBA, 30 Year Maturity	145,645,836	141,274,422
5.0000%, TBA, 30 Year Maturity	65,838,280	65,292,481
5.5000%, TBA, 30 Year Maturity	254,042,652	256,181,691
6.0000%, TBA, 30 Year Maturity	123,331,000	126,001,116
6.5000%, TBA, 30 Year Maturity	9,400,000	9,714,148
		995,326,189
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	82,913	80,015
995757, 6.0000%, 2/1/37	459	483
AB6280, 3.0000%, 9/1/42	780,570	713,130
MA1327, 3.0000%, 1/1/43	961,738	878,645
MA1363, 3.0000%, 2/1/43	411,227	375,697
AB8517, 3.0000%, 2/1/43	27,304	24,993
AR9225, 3.0000%, 3/1/43	1,349,276	1,235,056
MA1384, 3.0000%, 3/1/43	368,813	337,592
MA1447, 3.0000%, 5/1/43	311,057	284,726
AT2957, 3.0000%, 5/1/43	1,536	1,406
AL5942, 5.0000%, 7/1/44	4,068	4,121
AL5887, 4.5000%, 10/1/44	2,543	2,536
AL6542, 4.5000%, 3/1/45	4,209	4,197
AL8438, 3.0000%, 7/1/45	1,592,038	1,457,268
BM3511, 4.5000%, 2/1/46	5,868	5,854
BM5836, 3.0000%, 9/1/46	734,082	670,659
AS8547, 3.0000%, 11/1/46	286,448	257,776
MA2894, 3.0000%, 1/1/47	34,808	31,324
BE3616, 4.0000%, 5/1/47	614,084	593,814
BJ4559, 3.5000%, 1/1/48	2,221	2,080
BJ4566, 4.0000%, 1/1/48	8,554	8,272
BJ4960, 3.5000%, 3/1/48	2,720,622	2,528,606
BK1964, 4.0000%, 3/1/48	2,631	2,543
ZN4240, 4.5000%, 12/1/48	401,270	397,217
BO2983, 3.0000%, 9/1/49	307,050	277,054
FS5362, 4.5000%, 12/1/50	3,893,166	3,828,118
FA2021, 5.0000%, 6/1/55	38,201,758	38,374,355

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BF0167, 3.0000%, 2/1/57	$4,278,082	$3,730,343
BF0189, 3.0000%, 6/1/57	18,845	16,346
		56,124,226
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	713,696	698,326
ZK8962, 3.0000%, 9/1/32	123,208	119,750
ZK9163, 3.0000%, 1/1/33	71,893	69,817
QN0786, 3.0000%, 10/1/34	223,823	216,002
QN0783, 3.0000%, 10/1/34	100,762	97,150
ZS3695, 6.0000%, 4/1/40	9,071	9,568
ZN0627, 3.0000%, 2/1/43	2,775	2,535
ZT1926, 3.0000%, 11/1/43	3,314,546	3,028,174
ZT1145, 4.5000%, 5/1/44	1,884	1,874
ZM1434, 3.5000%, 7/1/46	1,944	1,825
ZT1633, 4.0000%, 3/1/47	4,877	4,711
ZT0534, 3.5000%, 12/1/47	31,789	29,736
ZM5707, 3.5000%, 2/1/48	1,995	1,861
ZM6276, 4.0000%, 4/1/48	1,137	1,097
ZN4528, 4.5000%, 4/1/49	861,421	846,978
QA1615, 3.5000%, 8/1/49	1,748,597	1,617,744
QA5622, 3.0000%, 12/1/49	355,654	316,989
QA4936, 3.0000%, 12/1/49	227,046	202,363
RJ3069, 5.5000%, 12/1/54	28,338,615	28,681,488
SL1631, 5.0000%, 7/1/55	21,408,360	21,505,083
		57,453,071
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	89,946,742
4.0000%, TBA, 30 Year Maturity	16,054,402	15,095,408
5.0000%, TBA, 30 Year Maturity	7,343,765	7,304,043
		112,346,193
Ginnie Mae I Pool:
784182, 4.5000%, 8/15/46	8,438	8,338
BB4357, 4.0000%, 7/15/47	2,643	2,526
BC7161, 4.0000%, 8/15/47	326	312
BD7109, 4.0000%, 11/15/47	462	442
BD7135, 4.0000%, 12/15/47	1,438	1,375
		12,993
Ginnie Mae II Pool:
MA5021, 4.5000%, 2/20/48	77,817	76,868
BH3673, 4.5000%, 5/20/48	1,556	1,528
BH3672, 4.5000%, 5/20/48	530	521
		78,917
Total Mortgage-Backed Securities (cost $1,225,973,439)		1,221,341,589
Common Stocks – 0.1%
Hotels, Restaurants & Leisure – 0.1%
Churchill Downs Inc (cost $5,341,900)	44,931	4,358,756
Preferred Stocks – 0.1%
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43‡	1,000,000	45,000
Industrial – 0.1%
Project Silver, 3/15/44ž	1,500,000	258,750
START Ireland, 3/15/44ž,‡	1,500,000	1,125,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38	10	1,427,241
Thunderbolt III Aircraft Lease Ltd, 11/15/39ž,‡	5,000,000	257,500
		3,068,491
Total Preferred Stocks (cost $11,007,961)		3,113,491
Private Placements – 0.2%
Diversified Telecommunication Services – 0.2%
GCI/Liberty - Series A*,¢,§ (cost $9,750,000)	9,750	9,750,000
Private Preferred Equity – 0.3%
Real Estate Preferred Equity – 0.3%
Dawson Forest, 13.0000% (6.50% Cash and 6.50% PIK), 4/2/29Ø,¢	4,395,002	4,438,952
Avondale Hill Holdings LP, 13.0000% (7% Cash and 6% PIK), 12/11/29Ø,¢	4,462,897	4,507,526
Blackbird Apartments, 13.0000% (6.50% Cash and 6.50% PIK), 2/2/30Ø,¢	7,720,877	7,720,877
Total Private Preferred Equity (cost $16,578,776)		16,667,355

	Shares or Principal Amounts	Value
Investment Companies£ – 8.9%
Exchange-Traded Funds (ETFs) – 4.0%
Janus Henderson Emerging Markets Debt Hard Currency	4,662,146	$248,041,552
Money Markets – 4.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº	300,954,445	301,014,636
Total Investment Companies (cost $538,261,060)		549,056,188
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	31,426,332	31,426,332
Time Deposits – 0.1%
Royal Bank of Canada, 4.0800%, 10/1/25	$7,856,583	7,856,583
Total Investments Purchased with Cash Collateral from Securities Lending (cost $39,282,915)		39,282,915
Total Investments (total cost $7,534,024,132) – 123.0%		7,586,629,282
Liabilities, net of Cash, Receivables and Other Assets – (23.0)%		(1,418,485,746)
Net Assets – 100%		$6,168,143,536

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,973,001,907	91.9%
United Kingdom	114,436,130	1.5
Cayman Islands	81,925,725	1.1
Canada	80,910,860	1.1
Luxembourg	42,764,137	0.6
Netherlands	40,268,167	0.5
France	40,089,988	0.5
Jersey	33,229,762	0.4
Israel	28,210,902	0.4
Ireland	27,590,499	0.4
Chile	17,246,222	0.2
Spain	17,188,160	0.2
Germany	16,313,766	0.2
Japan	15,948,596	0.2
Macao	15,416,877	0.2
Finland	11,444,456	0.2
Peru	8,940,861	0.1
Zambia	8,938,524	0.1
India	6,209,671	0.1
Switzerland	4,362,624	0.1
Bermuda	1,125,000	0.0
Italy	473,964	0.0
Norway	205,446	0.0
Hong Kong	196,691	0.0
Australia	190,347	0.0
Total	$7,586,629,282	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 8.9%
Exchange-Traded Funds (ETFs) - 4.0%
Janus Henderson Emerging Markets Debt Hard Currency
	$241,262,326	$-	$-	$-	$6,779,226	$248,041,552	4,662,146	$3,838,461

Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - (continued)
Money Markets - 4.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$101,246,616	$837,739,871	$(637,971,155)	$(696)	$-	$301,014,636	300,954,445	$4,367,497
Total Investment Companies - 8.9%
	$342,508,942	$837,739,871	$(637,971,155)	$(696)	$6,779,226	$549,056,188	305,616,591	$8,205,958
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	5,868,156	111,456,212	(85,898,036)	-	-	31,426,332	31,426,332	42,812 ∆
Total Affiliated Investments - 9.4%
	$348,377,098	$949,196,083	$(723,869,191)	$(696)	$6,779,226	$580,482,520	337,042,923	$8,248,770

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	12/11/25	(14,160,349)	$19,210,695	$167,500
Canadian Dollar	12/11/25	(4,524,607)	3,283,080	20,439
Euro	12/11/25	3,818,724	(4,491,907)	9,342
Euro	12/11/25	1,970,386	(2,342,222)	(19,668)
Euro	12/11/25	(208,391,226)	245,892,338	255,146
Total				$432,759

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,064	12/31/25	$232,200,000	$518,182
2 Year US Treasury Note	3,058	1/6/26	637,282,423	(113,907)
5 Year US Treasury Note	11,569	1/6/26	1,263,280,576	(987,466)
Total - Futures Long				(583,191)
Futures Short:
Ultra 10-Year Treasury Note	2,908	12/31/25	(334,647,188)	(2,733,120)
Ultra Long Term US Treasury Bond	864	12/31/25	(103,734,000)	(2,944,028)
US Treasury Long Bond	25	12/31/25	(2,914,844)	(79,805)
Total - Futures Short				(5,756,953)
Total				$(6,340,144)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
USD SOFR + 0.19%	Janus Henderson AAA CLO ETF	Quarterly	1/23/26	$278,636,273	USD	$(2,029,626)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$74,125,815
Average amounts sold - in USD	313,586,494
Futures contracts:
Average notional amount of contracts - long	2,008,946,093
Average notional amount of contracts - short	484,435,520
Total return swaps:
Average notional amount	257,045,502

Notes to Schedule of Investments (unaudited)
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2025 is $4,432,648,905, which represents 71.9% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€	Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2025 is $42,804,742, which represents 0.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
GCI/Liberty - Series A	7/14/25	$9,750,000	$9,750,000	0.2%
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	7,998,810	7,984,929	0.1
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38	9/24/24	2,999,213	3,001,442	0.1
Total		$20,748,023	$20,736,371	0.4%
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,131,561,418	$15,789,823
Bank Loans and Mezzanine Loans	-	675,397,792	-
Corporate Bonds	-	1,919,712,391	-
Convertible Corporate Bonds	-	-	9,257
Promissory Notes	-	-	588,307
Mortgage-Backed Securities	-	1,221,341,589	-
Common Stocks	4,358,756	-	-
Preferred Stocks	-	3,113,491	-
Private Placements	-	-	9,750,000
Private Preferred Equity	-	-	16,667,355
Investment Companies	248,041,552	301,014,636	-
Investments Purchased with Cash Collateral from Securities Lending	-	39,282,915	-
Total Investments in Securities	$252,400,308	$7,291,424,232	$42,804,742
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	452,427	-
Futures Contracts	518,182	-	-
Total Assets	$252,918,490	$7,291,876,659	$42,804,742
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$19,668	$-
Futures Contracts	6,858,326	-	-
OTC Swaps	-	2,029,626	-
Total Liabilities	$6,858,326	$2,049,294	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.
Financial assets of $232,500 were transferred out of Level 3 to Level 2 since certain securities prices were determined using other significant observable inputs at the end of the current period and significant unobservable inputs at the end of the prior fiscal year.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of September 30, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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